As filed with the Securities and Exchange Commission on April 26, 2003.

File Nos. 033-12470; 811-05054

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

Registration Statement Under The Securities Act of 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

Registration Statement Under The Investment Company Act of 1940	☒

Amendment No. 3	☒

(check appropriate box or boxes)

GE Life & Annuity Separate Account III

(Exact Name of Registrant)

GE Life and Annuity Assurance Company

(Exact Name of Depositor)

6610 West Broad Street, Richmond, Virginia 23230

(Address of Depositor’s Principal Executive Office, Zip Code)

(804) 281-6910

(Depositor’s Telephone Number, Including Area Code)

Heather C. Harker, Esq.

Vice President, Associate General Counsel and Assistant Secretary

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

(Name and Complete Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐    immediately upon filing pursuant to paragraph (b)

☒    on May 1, 2003 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus For

The Flexible Premium Variable Life Insurance Policy

Policy Form P1097 1/87

Issued by:

GE Life and Annuity Assurance Company

GE Life & Annuity Separate Account III

6610 West Broad Street

Richmond, Virginia 23230

Telephone Number: 1-800-352-9910

This prospectus contains information about the Policy that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable life insurance policy (the “Policy”) offered by GE Life and Annuity Assurance Company (“we,” “us,” “our,” or the “Company”). The purpose of this Policy is to provide life insurance protection for the Beneficiary(ies) named on the Policy. We offer the Policy on a single life where we will pay a Death Benefit upon the death of the Insured.

Your Cash Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your assets in the Subaccounts of GE Life & Annuity Separate Account III (the “Separate Account”) that you select. Each Subaccount invests in shares of a Portfolio. You bear the investment risk of investing in the Subaccounts. If you choose our fixed option, your assets will earn interest monthly at an annual effective rate of at least 4%. We take the investment risk for assets allocated to the Guarantee Account.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the Subaccounts you select and interest credited on assets in the Guarantee Account. Investors assume certain risks when investing in the Policy, including the risk of losing money. No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

We guarantee the Death Benefit for as long as the Policy is in force. The Surrender Value is not guaranteed. The Policy will lapse if the Surrender Value is insufficient to cover policy charges. We guarantee to keep the Policy in force as long as minimum premium requirements are met.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

The date of this prospectus is May 1, 2003.

Summary of Benefits and Risks

Fee Tables

The Company

The Separate Account

The Portfolios

The Guarantee Account

Charges and Deductions

The Policy

Premiums

How Your Cash Value Varies

Transfers

Death Benefits

Surrenders and Partial Withdrawals

Loans

Termination

Requesting Payments

Tax Considerations

Other Policy Information

Financial Statements

Definitions

Summary of Benefits and Risks

BENEFITS OF YOUR POLICY

DEFINED TERMS	See the “Definitions” provision in the back of this prospectus for defined terms.

DEATH BENEFIT

The primary benefit of your Policy is life insurance coverage. Your initial premium purchases a Specified Amount of life insurance coverage. While the Policy is in force, we will pay a Death Benefit to your Beneficiary(ies) when the Insured dies. See the “Death Benefits” provision of this prospectus.

DEATH BENEFIT PAYABLE	The Death Benefit payable upon the death of the Insured is the greater of the Specified Amount and the Cash Value multiplied by the applicable corridor percentage.

Under certain circumstances we may further adjust the amount of the Death Benefit payable. See the “Death Benefit” and the “Incontestability and Misstatement of Age or Gender” provisions of this prospectus.

COVERAGE FLEXIBILITY	Within certain limits, you can:
•	increase or decrease the Specified Amount;

•	change your Beneficiary(ies); and

•	change the Owner of the Policy.

See the “Death Benefits, Changing The Specified Amount” and “The Policy, Changing the Owner or Beneficiary” provisions of this prospectus.

CHOICE OF DEATH BENEFIT PAYMENT OPTIONS

Your Beneficiary(ies) may choose to take Death Benefit Proceeds as a lump sum or select from a variety of payment options which pay the Death Benefit Proceeds over time. See the “Death Benefits, Changing The Death Benefit Option” provision of this prospectus.

CASH BENEFITS	You can access the cash value of your Policy by taking a Policy loan, taking a partial withdrawal or a full surrender.

LOANS

You may take a Policy loan for up to 90% of the difference between your Cash Value and any surrender charges, minus any Policy Debt. Taking a Policy loan may have adverse tax consequences. See the “Loans” provision of this prospectus.

PARTIAL WITHDRAWALS

You may take one partial withdrawal each Policy year after the first Policy year. The minimum partial withdrawal amount is $10. The maximum partial withdrawal amount you may take is any Cash Value which exceeds the sum of premiums paid and outstanding Policy Debt. See the “Surrenders and Partial Withdrawals” provision of this prospectus.

FULL SURRENDER

You can surrender your Policy at any time for its Surrender Value (Cash Value minus Policy Debt minus any applicable surrender charge). You can choose to take the Surrender Value in a lump sum or over time by electing one of several payment options. See the “Surrenders and Partial Withdrawals” provision of this prospectus.

MINIMUM PREMIUM REQUIREMENTS

The minimum first year planned premium is $5,000. You may make unscheduled premium payments, provided such premium payments do not exceed the Code’s limitations for life insurance. See the “Premiums” provision of this prospectus.

POLICY MATURITY DATE

The Policy matures on the Policy anniversary corresponding to Age 95 of the Insured or any earlier date selected by you. On the Maturity Date, we calculate the Maturity Value to equal the Cash Value adjusted for any outstanding Policy Debt. This amount is paid to the Owner either in a lump sum or under an Optional Payment Plan.

INVESTMENT OPTIONS

You can allocate your premium payments to the Guarantee Account and among up to 10 of the Subaccounts of the Separate Account at any given time. Each Subaccount invests in shares of a designated Portfolio. Not all Portfolios may be available to all Policies, or available in all states or in all markets. See the “Separate Account” and the “Portfolios” provisions of this prospectus. Assets in the Guarantee Account will earn interest monthly at an annual effective rate of at least 4%. See the “Guarantee Account” provision of this prospectus.

TRANSFERS

You can transfer assets among the Subaccounts and the Guarantee Account, within certain limits. We also offer two automated transfer programs: Dollar Cost Averaging and Portfolio Rebalancing. See the “Transfers” provision of this prospectus.

TAX BENEFITS

You are generally not taxed on the Policy’s earnings until you withdraw Cash Value from your Policy. This is known as tax deferral. And, your Beneficiary(ies) generally receives Death Benefit Proceeds tax-free. See the “Tax Considerations” provision of this prospectus.

ASSIGNABILITY	You may assign the Policy as collateral for a loan or other obligation. See the “Other Policy Information, Using the Policy as Collateral” provision of this prospectus.

RIGHT TO RETURN THE POLICY	You have a limited period of time after the Policy is issued during which you can cancel the Policy and receive a refund. See the “Policy, Canceling A Policy” provision of this prospectus.

RISKS OF YOUR POLICY

SUITABILITY

Variable life insurance is designed for long-term financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase a Policy if you will need the premium payment in a short period of time. If you do not plan on holding this Policy for at least 10 years after your last premium payment, you will incur a surrender charge if you surrender this Policy. See the “Fee Tables” provision of this prospectus.

INVESTMENT RISK

Your Cash Value is subject to the risk that investment performance will be unfavorable and that your Cash Value will decrease. If investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero, because we continue to deduct charges from your Cash Value. In that case, the Policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent a termination during the 61 day grace period. On the other hand, if your investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon your Cash Value, through partial withdrawals and Policy loans. See the “Surrenders and Partial Surrenders”, “Loans” and the “Termination” provisions of this prospectus.

ADDITIONAL RISKS

The types of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of the Portfolio underlying each Subaccount may be found in that Portfolio’s prospectus. You should read the Portfolio’s prospectus carefully before investing.

RISK OF TERMINATION

If the Surrender Value of your Policy is too low to pay the monthly deduction when due, the Policy will be in default and a grace period will begin. There is a risk that if partial withdrawals, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a 61 day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will cease, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions. See the “Termination” provision of this prospectus.

TAX RISKS

In order to qualify as a life insurance Policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy on the life of a single Insured should satisfy the applicable requirements.

In the case of a Policy that is considered a “modified endowment contract,” special rules apply and a 10% penalty tax may be imposed on distributions, including loans.

Existing tax laws that benefit this Policy may change at any time. You should consult a qualified tax adviser in all tax matters involving your Policy. See the “Tax Considerations” provision of this prospectus.

LIMITS ON PARTIAL WITHDRAWALS	You may take one partial withdrawal each Policy year after the first Policy year.

The minimum partial withdrawal amount is $10.00. We assess a processing fee for each partial withdrawal.

Partial withdrawals will reduce your Cash Value and Death Benefit Proceeds. Federal income taxes and a penalty tax will apply to partial withdrawals. See the “Surrenders and Partial Withdrawals” provision of this prospectus.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will impact your Cash Value over time because we subtract the amount of the loan from the Investment Options as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.

Because we subtract the amount of the loan from the Investment Options, a Policy loan reduces the amount available for transfers among the Subaccounts and the Guarantee Account.

A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk that the Policy will lapse and a Policy loan could result in adverse tax consequences. In circumstances where your Policy is at risk of lapse, you must submit a sufficient payment during the grace period to avoid the Policy’s termination without value and the end of insurance coverage. See the “Loans” provision of this prospectus.

LIMITS ON TRANSFERS

You may transfer all or a portion of your assets between and among the Subaccounts and the Guarantee Account. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts and from the Subaccounts to the Guarantee Account.

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program. See the “Transfers” provision of this prospectus.

We assess a charge of $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

COMPARISON WITH OTHER INSURANCE POLICIES	The Policy is similar in many ways to universal life insurance. As with universal life insurance:
•	the Owner pays premiums for insurance coverage on the Insured;

•	the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the lifetime of the Insured; and

•	the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and the value of the Policy will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.

TRANSACTION FEES	The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between Investment Options.

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Surrender Charge[1]	When you surrender your Policy within 10 years of a premium payment	6% of the initial premium for Policy years 1-4, then declining to 0.0% in Policy Year 10	Limited to 9% of the sum of the surrender charge attributed to that premium payment plus the previously deducted monthly distribution expenses

Net Loan Charge[2]	When a loan is taken and monthly thereafter until the loan is repaid in full	Net annualized rate of 2.0% on non-preferred loans	Net annualized rate of 2.0% on non-preferred loans

		Net annualized rate of 0.0% on preferred loans	Net annualized rate of 2.0% on preferred loans

Partial Withdrawal Processing Fee	When you withdraw a portion of the Policy’s Cash Value	The lesser of $25 or 2% of the amount withdrawn	The lesser of $25 or 2% of the amount withdrawn

Illustration Preparation Fee	When you request a personalized illustration	$0.00	$25 per illustration prepared

Transfer Fee	When you make a transfer after the first transfer in any calendar month	$10 for each transfer	$10 for each transfer

[1]	The rates vary by the year of coverage. The rate remains level for the first four Policy years, then decreases to zero over the next five.
[2]	The annualized net cost of a Policy loan is determined as follows:

	Non-Preferred Loan Rate	Preferred Loan Rate

Current Interest Rate Charged	6.0%	6.0%
Current Interest Rate Credited	4.0%	6.0%

Net Cost	2.0%	0.0%

Guaranteed Interest Rate Charged	6.0%	6.0%
Guaranteed Interest Rate Credited	4.0%	4.0%

Net Cost	2.0%	2.0%

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES	The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio fees and expenses.
Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Cost of Insurance[1]	On the Policy Date and monthly thereafter on the Monthly Anniversary Date
Minimum Charge		$0.03 per $1,000 of Specified Amount	$0.06 per $1,000 of Specified Amount
Maximum Charge		$29.67 per $1,000 of Specified Amount	$83.33 per $1,000 of Specified Amount
Charge during 1st Policy year for a 45 year old male in the Standard Class		$0.15 per $1,000 of Specified Amount	$0.38 per $1,000 of Specified Amount

Administrative Expense Charge	Daily	Annual rate of 0.40% based on unloaned assets of the Subaccounts and Guarantee Account	Annual rate of 0.40% based on unloaned assets of the Subaccounts and Guarantee Account

Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% based on the value of the unloaned assets in the Subaccounts	Annual rate of 0.90% based on the value of the unloaned assets in the Subaccounts

Premium Tax Charge	On the Policy Date and monthly thereafter on the Monthly Anniversary Date for 10 years following each premium payment	An annual rate of 0.20% of that portion of the Policy’s Cash Value in the Separate Account attributable to each premium payment	An annual rate of 0.20% of that portion of the Policy’s Cash Value in the Separate Account attributable to each premium payment

Monthly Distribution Expense Charge	On the Policy Date and monthly thereafter on the Monthly Anniversary Date for 10 years following each premium payment	An annual rate of 0.30% of that portion of the Policy’s Cash Value in the Separate Account attributable to each premium payment	9% of each premium payment

[1]	The charges vary by the Insured’s gender, issue Age, risk class, and by the year of coverage. Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular Owner may pay. If you would like information on the cost of insurance charge rates for your particular situation, please call us at (800) 352-9910 or your financial representative.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses[1]	Minimum	Maximum

Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)	0.39%	1.30%

[1]	Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2002. The range of expenses in the above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolio expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.39% and 1.29%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the Policy.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on February 10, 1987. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of one of the Funds described in “The Portfolios” provision.

The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business we conduct. If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we conduct.

CHANGES TO THE SEPARATE ACCOUNT

The Separate Account may include other Subaccounts that are not available under this Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate for the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of Owners. The new Subaccounts may be limited to certain classes of Policies, and the new Subaccounts may have higher fees and charges than the Subaccounts they replaced. No substitution may take place without prior notice to Owners and prior approval of the Securities and Exchange Commission (“SEC”) and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the “1940 Act”) and applicable law.

We may also, where permitted by law:

•	create new separate accounts;

•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•	transfer assets of the Separate Account, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

•	add new Subaccounts to or remove Subaccounts from the Separate Account, or combine Subaccounts;

•	make the Subaccounts available under other policies we issue;

•	add new Portfolios or remove existing Portfolios;

•	substitute new Portfolios for any existing Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•	deregister the Separate Account under the 1940 Act; and

•	operate the Separate Account under the direction of a committee or in another form.

The Portfolios

You select the Subaccounts to which you direct Net Premiums. You may change your future premium allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other Portfolios of a Fund and each Portfolio has separate investment objectives and policies.

We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. Before choosing a Subaccount to allocate your Net Premiums and assets, carefully read the prospectus for each Portfolio, along with this prospectus.

You may obtain a free copy of the prospectus for each Portfolio by calling us at (800) 352-9910 or by visiting our website at www.gefinancialservice.com, or through your financial representative.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds or portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other mutual funds or portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment result of any other mutual funds or portfolios, even if the other mutual funds or portfolios have the same investment adviser or manager, or if the other mutual funds or portfolios have a similar name.

THE SUBACCOUNTS	You may invest in up to 10 Subaccounts and the Guarantee Account at any one time. Each Subaccount invests in one of the Portfolios described below.

	Portfolio	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

THE ALGER AMERICAN FUND	Alger American Growth Portfolio — Class O Shares	Seeks long-term capital appreciation.	Fred Alger Management, Inc.

	Alger American Small Capitalization Portfolio — Class O Shares	Seeks long-term capital appreciation.	Fred Alger Management, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio —Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Portfolio	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FEDERATED INSURANCE SERIES	Federated American Leaders Fund II — Primary Shares	Seeks long-term growth of capital. Providing income is a secondary objective.	Federated Investment Management Company

	Federated Capital Income Fund II — (formerly, Federated Utility Fund II)	Seeks high current income and moderate capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

	Federated High Income Bond Fund II — Primary Shares	Seeks high current income by investing in lower-rated corporate debt obligations, commonly referred to as “junk bonds.”	Federated Investment Management Company

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Initial Class	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Initial Class	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Overseas Portfolio — Initial Class	Seeks long-term growth of capital.

Fidelity Management & Research Company; (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), Fidelity International Investment Advisors (FIIA), Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited (FIJ), FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Asset ManagerSM Portfolio — Initial Class	Seeks high total return with reduced risk over the long-term.

Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), Fidelity Investments Japan Limited (FIJ) and Fidelity Investments Money Management, Inc. (FIMM); FMR Co., Inc. (FMRC))

	Portfolio	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	VIP II Contrafund® Portfolio — Initial Class	Seeks long-term capital appreciation.

Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Growth & Income Portfolio — Initial Class	Seeks high total return.

Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth Opportunities Portfolio — Initial Class	Seeks capital growth.

Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio —Service Class 2	Seeks long-term growth of capital.

Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research Far East Inc. (FMR Far East)) Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

GE INVESTMENTS FUNDS, INC.	Global Income Fund	A non-diversified[1] portfolio that seeks high return.	GE Asset Management Incorporated

	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	International Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Portfolio	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

GOLDMAN SACHS VARIABLE INSURANCE TRUST	Goldman Sachs Growth and Income Fund	Seeks long-term growth of capital and growth of income.	Goldman Sachs Asset Management, L.P.

	Goldman Sachs Mid Cap Value Fund	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

JANUS ASPEN SERIES	Balanced Portfolio — Institutional Shares	Seeks long-term capital growth.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Institutional Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Flexible Income Portfolio — Institutional Shares	Seeks maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio —Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Institutional Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Portfolio	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Mid Cap Growth Portfolio — Institutional Shares (formerly, Aggressive Growth Portfolio)	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Institutional Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® New Discovery Series —Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Bond Fund/VA	Seeks a high level of current income and capital appreciation when consistent with its primary objective of high income.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer High Income Fund/VA	Seeks high current income from investments in high yield fixed income securities, including substantial holdings of lower-rated debt securities or “junk bonds.”	OppenheimerFunds, Inc.

	Oppenheimer Multiple Strategies Fund/VA	Seeks total investment return.	OppenheimerFunds, Inc.

PBHG INSURANCE SERIES FUND, INC.	PBHG Growth II Portfolio	Seeks capital appreciation.	Pilgrim Baxter & Associates, Ltd.

	PBHG Large Cap Growth Portfolio	Seeks long term growth of capital.	Pilgrim Baxter & Associates, Ltd.

PIMCO VARIABLE INSURANCE TRUST	Total Return Portfolio —Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

SALOMON BROTHERS VARIABLE SERIES FUNDS INC	Salomon Brothers Variable Investors Fund — Class I	Seeks long-term growth of capital. Current income is a secondary objective.	Salomon Brothers Asset Management Inc

	Salomon Brothers Variable Strategic Bond Fund — Class I	Seeks a high level of current income. Capital appreciation is a secondary objective.	Salomon Brothers Asset Management Inc

	Salomon Brothers Variable Total Return Fund — Class I	Seeks above-average income.	Salomon Brothers Asset Management Inc

[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or markets.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Portfolios and/or Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Separate Account and other separate accounts. The Statement of Additional Information (“SAI”) contains more information about these agreements.

VOTING RIGHTS

As required by law, we will vote shares of the Portfolios held in the Subaccount attributable to you at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no timely instructions are received in the same proportion to those that are received.

Whenever a Fund calls a shareholder meeting, Owners with voting interests in a Portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account described in this prospectus and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the Policy. See the “Charges and Deductions” provision in this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the assets in the Guarantee Account represented by that particular allocation.

The initial interest rate guarantee period for any allocation will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. If you allocate assets to the Guarantee Account, such assets will earn interest monthly at an annual effective rate of at least 4%.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at the time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See the “Transfers” provision in this prospectus.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we first issued the Policy, and to credit additional interest on premium payments and assets allocated to the Guarantee Account participating in a Dollar Cost Averaging program. See the “Dollar Cost Averaging” provision of this prospectus. (Dollar Cost Averaging may not be available to all classes of Policies.) We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact us at (800) 352-9910 to determine the interest rate guarantee periods currently being offered.

Charges and Deductions

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

MONTHLY DEDUCTION	We take a monthly deduction on the Policy Date and each Monthly Anniversary Date from your Cash Value. The monthly deduction for each Policy consists of:

•	the cost of insurance charge (discussed below);

•	a premium tax charge (discussed below); and

•	a monthly distribution expense charge (discussed below).

COST OF INSURANCE

The cost of insurance charge is a significant charge under your Policy because it is the primary charge for the Death Benefit we provide you. The cost of insurance charge depends on a number of factors (Age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Date to Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

We calculate the cost of insurance charge on each Monthly Anniversary Date based on your net amount at risk. The net amount at risk is affected by factors such as the amount and timing of premium payments, Subaccount investment performance, fees and charges assessed, partial withdrawals, Policy loans, and changes to the face amount and to the Death Benefit option.

To determine your cost of insurance charge for a particular Policy Month, we multiply your net amount at risk by the applicable cost of insurance rate. The SAI contains more information about how we calculate the cost of insurance charge.

The cost of insurance rate for an Insured is based on his or her Age, gender, Policy duration and applicable risk class. When we issue the Policy, we currently place Insureds in a male, female or unisex risk class (where appropriate under applicable law).

In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured’s circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners’ 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured’s Age nearest birthday at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all persons of the same Age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

We will deduct the cost of insurance charge on a pro rata basis from your assets in the Investment Options.

PREMIUM TAX CHARGE

We currently deduct monthly a premium tax charge equal to an effective annual rate of 0.20% of the portion of the assets in the Separate Account attributable to each premium payment during the first 10 years following that premium payment. This charge is generally used to cover taxes assessed by a state or other governmental agency, as well as acquisition expenses.

We will deduct the premium tax charge on a pro rata basis from your assets allocated in the Subaccounts.

MONTHLY DISTRIBUTION EXPENSE

We currently deduct monthly a distribution expense charge equal to an effective annual rate of 0.30% of the portion of the assets in the Separate Account attributable to each premium payment during the first 10 years following that premium payment. This charge is generally used to cover our distribution expenses.

We will deduct the premium tax charge on a pro rata basis from your assets allocated in the Subaccounts.

The sum of the monthly distribution expense charges previously deducted and any surrender charges attributable to each premium payment is guaranteed not to exceed 9% of that premium payment. See the “Surrender Charge” provision of this prospectus.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct daily a mortality and expense risk charge equal to an effective annual rate of 0.90% of unloaned assets in the Subaccounts. This charge is not deducted from any assets you have allocated to the Guarantee Account. We will not increase this charge for the duration of your Policy.

The mortality and expense risk charge is deducted on a pro rata basis from your assets allocated to the Subaccounts.

The mortality risk we assume is the risk that Insured may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit Proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

ADMINISTRATIVE EXPENSE CHARGE

We currently deduct daily an administrative expense charge equal to an effective annual rate of 0.40% of unloaned assets in the Investment Options. The administrative expense charge is taken on a pro rata basis from your assets in the Investment Options. We will not increase this charge for the duration of your Policy.

We assess this charge to compensate us for the expenses related to the issuance and maintenance of the Policies. The risk we assume is that the cost to issue and maintain the Policies will be greater than estimated and therefore, will exceed the administrative expense charge limits set by the Policies.

SURRENDER CHARGE

If you fully surrender your Policy within 9 years of a premium payment, we will deduct a surrender charge. This surrender charge is also sometimes called a “deferred sales load.” The charge compensates us for expenses incurred in issuing the Policy, Policy face amount increases, and for the recovery of acquisition costs.

The total surrender charge will equal a percentage of each premium payment you make under the Policy. For purposes of this charge, we deem each premium payment to be made on the Policy Date; therefore, one year elapses on each Policy Anniversary. We show the schedule of surrender charge percentages below:

Policy Years Since Premium Payment	Surrender Charge Percentage

0-1	6%
2	6%
3	6%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10 or more	0%

We also limit the surrender charge so that the surrender charge attributable to a particular premium payment when taken together with the total amount of distribution expense charges previously deducted to that premium payment will never exceed 9% of that premium payment. In the event of a surrender, if the surrender charge would cause the sum of the charges to exceed 9% of a particular premium payment, the surrender charge would be limited so that it equals the difference between 9% of the premium payment and the total monthly distribution expense charges attributable to that premium payment that have been deducted.

We will deduct the surrender charge, along with any outstanding Policy Debt, from your Cash Value to determine the amount payable upon surrender.

We do not assess a surrender charge for partial withdrawals, but do assess a processing fee.

PARTIAL WITHDRAWAL PROCESSING FEE

We assess a processing fee for partial withdrawals equal to the lesser of $25 or 2% of the partial withdrawal. This amount may be taken from the amount of the partial withdrawal or from any remaining Cash Value, if there are enough assets remaining. If taken from your remaining Cash Value, we will deduct the partial withdrawal processing fee on a pro rata basis from your assets in the Investment Options.

OTHER CHARGES

Upon written request, we will provide a projection of illustrative future life insurance and Cash Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

There are deductions from and expenses paid out of the assets of each Portfolio that are more fully described in each Portfolio’s prospectus.

In addition, we impose a transfer charge of up to $10 for each transfer after the first transfer in each calendar month.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. The SAI contains additional information about these reductions including the bases upon which they will be given.

The Policy

The Policy is a flexible premium variable life insurance policy. We issue the Policy on the life of a single Insured. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your financial representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See the “Premiums” provision of this prospectus. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the “Allocating Premiums” provision of this prospectus. Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy on a single Insured basis covering an Insured up to Age 75 if evidence of insurability satisfies our underwriting requirements. If the Insured is Age 60 or younger, you may choose to pay a single premium or pay level premiums over a period of 5 years. If the Insured is over Age 60, your premium plan option is limited to a single premium payment. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 75. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If we do not receive the full first premium with your application, the insurance will become effective on the date that we receive your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. If given, your insurance will become effective on the effective date specified in the conditional receipt, subject to our underwriting requirements and subject to a maximum limitation. The effective date of the insurance specified in the conditional receipt will be the latest of:

(1)	the date of completion of the application;

(2)	the date of completion of all required medical examinations and tests; and

(3)	the Policy date you requested when that date is later than the date you completed your application.

OWNER	You have rights in the Policy during the Insured’s lifetime. If you die before an Insured and there is no contingent Owner, ownership will pass to your estate.

We will treat joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in the Policy. If the last surviving joint Owner dies before the Insured and there is no contingent Owner, ownership will pass to your estate.

BENEFICIARY

You designate the primary Beneficiary(ies) and contingent Beneficiary(ies) when you apply for the Policy. You may name one or more primary Beneficiary(ies) or contingent Beneficiary(ies). We will pay the proceeds to the surviving primary Beneficiary(ies), if any (or surviving contingent Beneficiary(ies) if there are no surviving primary
Beneficiary(ies)), in equal shares, unless you request otherwise.

Unless an Optional Payment Plan is chosen, we will pay the Death Benefit Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the Death Benefit Proceeds to the contingent Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the Death Benefit Proceeds to you or your estate.

CHANGING THE OWNER OR BENEFICIARY

During an Insured’s life, you may change the Owner. You may change the Beneficiary(ies) during an Insured’s life (unless a Beneficiary was designated as an irrevocable Beneficiary). To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request. If the request is undated, the change will take effect on the first business day received at our Home Office.

CANCELING A POLICY

You may cancel your Policy during the “free-look period” by returning it to us at our Home Office. The free-look period expires 10 days after you receive the Policy or longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy, or other amounts as required under state law.

Premiums

GENERAL

The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, gender (where applicable), and risk class of a proposed Insured, the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts and interest credited under the Guarantee Account. The minimum initial premium is the amount we require to issue the Policy. The minimum first year planned premium amount we require in order to issue the Policy is $5,000. See the “Fee Tables” provision of this prospectus for additional information on fees and charges associated with this Policy. The minimum subsequent premium is $250.00. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to your Policy on the Valuation Day we receive the payment at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

You may make additional premium payments under this Policy under certain circumstances so long as there is no outstanding Policy Debt. You may make additional premium payments to this Policy:

•	when increasing the Specified Amount;

•	to prevent termination under the Policy; and

•	at your discretion provided the total of all premiums does not exceed the limitation shown on your Policy Data pages.

The SAI contains additional information with regard to the circumstances in which subsequent premium payments may be made.

When you apply for the Policy, the total premium must equal the Guideline Premium Test determined by the Code for the Policy’s Specified Amount. The relationship between the Guideline Premium Test and the Specified Amount depends on the Age, gender (where applicable), and risk class of the Insured. The SAI contains additional information about the Guideline Premium Test and determining the Specified Amount.

For your convenience, we will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract under the Code. See the “Tax Considerations” provision of this prospectus. We reserve the right to limit the number and amount of any unscheduled premium payments.

TAX-FREE EXCHANGES (1035 EXCHANGES)

We will accept money from another policy as part of your initial premium, if that policy qualifies for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a tax adviser to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.

If the policy you exchange is not a Modified Endowment Contract, the Policy we issue in exchange will not be a Modified Endowment Contract, unless in some circumstances, you pay additional premiums. If the policy you exchange is a Modified Endowment Contract, the Policy we issue in exchange will also be a Modified Endowment Contract.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your premium we allocate to each Subaccount and/or the Guarantee Account. You may only direct your premium and assets to not more than 10 Subaccounts plus the Guarantee Account at any given time. You can change the allocation percentages at any time (subject to certain limitations) by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Each premium allocation percentage must be a whole number totaling 100%.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account.

Once we approve your application, receive all necessary forms and the entire initial premium, we will transfer your premium from the non-interest bearing account as follows:

(1)	any portion of the initial premium allocated to the Guarantee Account per your application will be transferred to the Guarantee Account;

(2)	any portion of the initial premium allocated to the Subaccounts per your application will be transferred to the GE Investments Funds, Inc.—Money Market Fund for the Initial Investment Period.

The Initial Investment Period ends on the later of 15 days from the date the Policy is issued or the date on which we receive at our Home Office in a form satisfactory to us and signed by you that you have received and accepted the Policy, or if the Policy is not accepted, when all amounts due are refunded. On the Valuation Day you accept the Policy (or if 15 days, from the date the Policy is issued, have passed), we will transfer assets in the GE Investments Funds, Inc. — Money Market Fund to the Subaccounts you designated on your application.

How Your Cash Value Varies

CASH VALUE

Your Cash Value is the entire amount we hold under your Policy for you. The Cash Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the Guarantee Account and the amount held in the General Account to secure Policy Debt. We determine the Cash Value first on your Policy Date (or on the date we receive your initial premium, if later) and thereafter on each Valuation Day. We will not value Subaccount assets on days on which the New York Stock Exchange is closed for trading. Your Cash Value will vary to reflect the performance of the Subaccounts and interest credited under the Guarantee Account to which you have allocated amounts and also will vary to reflect Policy Debt, charges for the monthly deduction, mortality and expense risk charges, administrative expense charges, transfers, partial surrenders, and Policy Debt repayments. Your Cash Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.

SURRENDER VALUE	The Surrender Value on a Valuation Day is the Cash Value reduced by:

(1)	any surrender charge that we would deduct if you surrendered the Policy that day; and

(2)	any Policy Debt.

SUBACCOUNT VALUES

On any Valuation Day, the value of a Subaccount equals the number of units we credit to the Policy multiplied by the unit value for that day. When you make allocations to a Subaccount either by premium allocation, transfer of assets, transfer of Policy Debt, loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the unit value for the Valuation Day when we effect the allocation, transfer or repayment. Amounts allocated to a Subaccount are credited to your Policy on the basis of the Subaccount unit value next determined after our receipt of your premium, transfer instruction, or loan repayment (as the case may be).

Transfers

GENERAL

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day, subject to certain restrictions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The limited amount will not be less than any accrued interest on an allocation to the Guarantee Account plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the “Dollar Cost Averaging” provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar-Cost Averaging program or Portfolio Rebalancing program.

Currently, we charge $10 per transfer after the first transfer in any calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See the “Transfers by Third Parties” provision of this prospectus.)

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE TRANSACTIONS

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account by calling our Home Office provided we receive written authorization from you at our Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone include, but are not limited to:

(1)	the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium allocations when such changes include a transfer of assets);

(2)	Dollar Cost Averaging; and

(3)	Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the telephone instructions;

(2)	confirming the telephone transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions.

We reserve the right to limit or prohibit telephone transactions.

We may delay making a payment or processing a transfer request if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our Owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Cash Value may be affected since Owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers are not in the best interests of all shareholders of the Portfolios underlying the Policies, and the management of those Portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund (the “Money Market Subaccount”) or the Guarantee Account to any combination of Subaccounts other than the Money Market Subaccount (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by completing a Dollar Cost Averaging agreement, or by calling our Home Office. To use the Dollar Cost Averaging program, you must transfer at least $100 from the Money Market Subaccount or the Guarantee Account to any Subaccount other than the Money Market Subaccount. If any transfer would leave less than $100 in the Investment Option from which transfers are being made, we will transfer the entire amount. Once elected, Dollar Cost Averaging remains in effect from the date we receive your request until the value of the Investment Option from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The Dollar Cost Averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. (See the “Allocating Premiums” provision for a description of when this occurs.)

There is no additional charge for Dollar Cost Averaging, and we do not consider a transfer under this program as a transfer for purposes of assessing a transfer charge (if assessed), or for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your premium among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your request until you instruct us to discontinue Portfolio Rebalancing.

There is no additional charge for using Portfolio Rebalancing, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, or for calculating any limit on maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not guarantee a profit or protect against a loss. We also reserve the right to exclude certain Subaccounts from Portfolio Rebalancing. The Guarantee Account does not participate in Portfolio Rebalancing.

Death Benefits

As long as the Policy remains in force, we will pay the Death Benefit Proceeds upon receipt by our Home Office of satisfactory proof of the Insured’s death. See the “Requesting Payments” provision of this prospectus. We will pay the Death Benefit Proceeds to the named Beneficiary(ies).

AMOUNT OF DEATH BENEFIT PAYABLE

The Death Benefit payable upon the death of the Insured is the greater of the Specified Amount and the Cash Value multiplied by the applicable corridor percentage.

The amount of Death Benefit payable equals:

• the Death Benefit Proceeds;

• minus any Policy Debt on that date; and

• minus the premium that would have been required to keep the Policy in force if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the Death Benefit payable. See the “Incontestability,” the “Misstatement of Age or Gender” and the “Suicide” provisions in this prospectus.

CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount, within certain limitations. To make a change, you must send your written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance.

Any change in the Specified Amount will affect the maximum premium limitation. We will not permit a decrease in Specified Amount if that amount is below the amount necessary to meet the Guideline Premium Test.

If a decrease in Specified Amount is permitted, the decrease will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the grace period, we will not allow a decrease unless the Cash Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Cash Value.

To apply for an increase in Specified Amount, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy’s Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase. We will not permit an increase in Specified Amount if the amount of premium necessary for that increase is less than $1,000.

Partial withdrawals will reduce the Specified Amount in proportion to the amount the partial withdrawal reduces the Cash Value. An increase in the Specified Amount may result in a surrender charge.

A change in your Specified Amount may have Federal tax consequences. See the “Tax Considerations” provision of this prospectus.

POLICY MATURITY DATE

The Policy matures on the Policy anniversary corresponding to Age 95 of the Insured or any earlier date selected by you. On the Maturity Date, we calculate the Maturity Value to equal the Cash Value adjusted for any outstanding Policy Debt. This amount is paid to the Owner either in a lump sum or under an Optional Payment Plan.

Surrenders and Partial Withdrawals

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies. The Policy will terminate on the Valuation Day we receive your request at our Home Office. If you cancel and surrender your policy, you will not be able to reinstate the Policy.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 10 years after each premium payment. See the “Surrender Charge” provision of this prospectus. A surrender may have adverse tax consequences. See the “Tax Considerations” provision in this prospectus.

PARTIAL WITHDRAWALS

After the first Policy year, you may take one partial withdrawal each Policy year. The minimum partial withdrawal amount is $10.00. The maximum partial withdrawal amount is the amount in which your Cash Value exceeds the sum of all premiums paid and any outstanding Policy Debt.

We assess a processing fee for each partial withdrawal equal to the lesser of $25 or 2% of the amount partially withdrawn. See the “Partial Surrender Processing Fee” provision of this prospectus. The amount of the partial withdrawal will equal the amount you requested to partially withdraw adjusted for any processing fee.

When you request a partial withdrawal, you can direct how we deduct the partial withdrawal from your Cash Value. If you provide no directions, we will deduct the partial withdrawal on a pro rata basis from among the Investment Options in which you have allocated assets.

State law requires that we reserve the right to defer payments from the Guarantee Account and General Account for a partial withdrawal or surrender for up to six months from the date we receive your request for payment.

EFFECT OF PARTIAL WITHDRAWALS	A partial withdrawal will reduce the Cash Value by the amount of the partial withdrawal.

A partial withdrawal will reduce the Death Benefit Proceeds by the amount of the Death Benefit which the partial withdrawal amount would have purchased if paid as a single premium on the date of the partial withdrawal. A partial withdrawal may have Federal tax consequences. See “Tax Considerations” provision of this prospectus, as well as the SAI for additional information.

Loans

GENERAL	You may borrow up to the following amount:

•	90% of the difference between your Cash Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan;

•	less any outstanding Policy Debt.

The minimum Policy loan is $500. You may request a Policy loan by writing to our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Cash Value in the Separate Account and the Guarantee Account to our General Account and hold it as “collateral” for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Investment Option in which you have invested. We will credit interest at an annualized effective rate of at least 4% on that collateral.

We may charge and credit two different rates on Policy Debt depending on whether we are loaning a portion of premiums paid (non-preferred) or earnings (preferred.)

On the non-preferred portion of your loan, we currently credit interest at an annualized effective rate of 4.0% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 6.0% on outstanding Policy Debt. On the preferred portion of your loan after the first Policy year, we currently credit interest at an annualized effective rate of 4.0% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 4.0% on outstanding Policy Debt, essentially providing a Policy loan without an interest charge.

We transfer Cash Value equal to the amount of the loan into a Loan Account where you will receive an interest credit.

	Non-Preferred Loan Rate	Preferred Loan Rate

Current Interest Rate Charged	6.0%	6.0%
Current Interest Rate Credited	4.0%	6.0%

Net Cost	2.0%	0.0%

Guaranteed Interest Rate Charged	6.0%	6.0%
Guaranteed Interest Rate Credited	4.0%	4.0%

Net Cost	2.0%	2.0%

Loans will reduce the Cash Value, the Surrender Value and the Death Benefit Proceeds and may cause the Policy to lapse if not repaid.

Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Option on a pro-rata basis.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while an Insured is living and the Policy is in effect. We will treat any unscheduled premium payments by you (other than the initial premium) first as the repayment of any outstanding Policy Debt, unless otherwise instructed. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment, if permissible under the Policy. See the “Premiums” provision of this prospectus.

When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.

You must send loan repayments to our Home Office. We will credit the repayments as of the Valuation Day we receive them.

EFFECT OF POLICY LOANS

A Policy loan impacts the Policy, because we reduce the Death Benefit Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Benefit Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account as collateral will affect the Cash Value, whether or not the loan is repaid, because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. See the “Tax Considerations” provision of this prospectus.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Cash Value less applicable surrender charges. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

If a Policy is issued as a Modified Endowment Contract and a loan is taken from the Policy, the amount of the loan (together with any unpaid interest included in Policy Debt) will be taxed in the same manner as a partial withdrawal.

Termination

PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Date, the Surrender Value of your Policy is too low to cover the monthly deduction, your Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61 day grace period from the date we mail the notice to make the required premium payment.

So long as there is outstanding Policy Debt, we will treat that portion of any payment received during the grace period that is less than or equal to the amount of Policy Debt as a repayment of Policy Debt and not as an additional premium payment. If we treat a payment as a repayment of outstanding Policy Debt, we will transfer assets held in our General Account (as collateral for Policy Debt being repaid) into the Separate Account and/or the Guarantee Account, which increases the Surrender Value of the Policy, thereby preventing Policy termination.

GRACE PERIOD

If the Insured should die during the grace period before you pay the required premium, the Death Benefit Proceeds will still be payable to the Beneficiary(ies), although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. The Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances. The SAI contains more information about the grace period.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, provided you meet certain conditions, including the payment of the necessary premium and submission of satisfactory evidence of insurability. See your Policy and the SAI for further information.

Requesting Payments

You may send your written requests for payment to our Home Office or give them to one of our authorized agents for submission to our Home Office. We will ordinarily pay any Death Benefit Proceeds, loan proceeds or surrender or partial withdrawal proceeds in a lump sum within 7 days after receipt of your written request at our Home Office of all the documents required for such a payment. Other than the Death Benefit Proceeds, which we determine as of the Valuation Day of the Insured’s death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. State law requires that we reserve the right to defer payments from the Guarantee Account and General Account for a partial withdrawal, surrender or payment of the Death Benefit Proceeds for up to six months from the date we receive your request for payment. We may pay the Death Benefit Proceeds in a lump sum or under an Optional Payment Plan. See the “Optional Payment Plans” provision of this prospectus and the SAI.

In most cases, when we pay Death Benefit Proceeds in a lump sum, we will pay these proceeds either:

(1)	to your Designated Beneficiary(ies) directly in the form of a check; or

(2)	by establishing an interest bearing account called the “GE Secure Access Account” for the Designated Beneficiary(ies) in the amount of Death Benefit Proceeds payable.

When establishing the GE Secure Access Account we will send the Beneficiary(ies) a checkbook within 7 days after we receive all the required documents, and the Beneficiary(ies) will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit Proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

Any Death Benefit Proceeds that we pay in a lump sum will include interest from the date of death to the date of payment. We will credit interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may credit is 2.5%. We will not credit interest beyond one year or any longer time set by law. We will reduce Death Benefit Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit Proceeds by any benefits added by rider.

We also may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.

Tax Considerations

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain and may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of the tax rules and regulations to your individual situation.

TAX STATUS OF LIFE INSURANCE POLICIES

Federal income tax law generally grants favorable treatment to life insurance (including life insurance policies that are Modified Endowment Contracts); the proceeds paid on the death of the Insured are excluded from the gross income of the Beneficiary, and the Owner is not taxed on increases in the Cash Value unless amounts are distributed while the Insured is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed limitations established by the tax law. For further information, please see the “Special Rules for Modified Endowment Contracts” provision of this prospectus and the SAI.

For your Policy (including Modified Endowment Contracts) to receive treatment as life insurance under the Code, two other requirements must be met:

•	The investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations; and

•	your right to choose particular investments for a Policy must be limited.

Investments in the Separate Account must be diversified.    The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Portfolios in which the Separate Account invests, are “adequately diversified.” If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Cash Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Portfolios (the Company only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Portfolios will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the extent to which you can direct the investment of assets.  Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate assets among the Portfolios may exceed those limits. If so, you would be treated as the owner of a portion of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without your consent to attempt to prevent the tax law from considering you as an owner of a portion of the assets of the Separate Account.

No guarantees regarding tax treatment.     We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy.

Death Benefit Proceeds and Cash Value increases.    A Policy’s treatment as life insurance for Federal income tax purposes generally has the following results:

•	Death Benefit Proceeds are excludable from the gross income of the Beneficiary;

•	you are not taxed on increases in the Cash Value unless amounts are distributed from the Policy while the Insured is alive;

•	the taxation of amounts distributed while the Insured is alive depends upon whether your Policy is a Modified Endowment Contract.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress passed the Technical and Miscellaneous Revenue Act of 1988 (“TAMRA”), just one of several Acts passed in the 1980s regarding life insurance. TAMRA, in particular, prevented policy owners from paying large single premiums to purchase life insurance and then borrowing the cash value, tax-free. Consequently, a policy with premiums paid in excess of amounts established by TAMRA within the first seven-years of a policy, (known as the “7-Pay Test”) became a Modified Endowment Contract.

A Modified Endowment Contract is a life insurance contract under Section 7702A of the Code. To qualify as life insurance, a Policy must meet the Guideline Premium or the Guideline Annual Premium test established by the Internal Revenue Service to define the maximum premiums that can be paid in a policy. To qualify as life insurance, the sum of all premiums paid cannot be greater than the Guideline Premium or cumulative Guideline Annual Premium.

The 7-Pay Test established by TAMRA states that the TAMRA premium be calculated as to endow the policy based on the guaranteed interest rate and the statutory reasonable cost of insurance. If the policy owner pays total premiums that exceed the cumulative TAMRA premium within the first 7 policy years, the policy is deemed a Modified Endowment Contract and is subject to different taxation rules than a traditional life insurance policy as defined by Section 7702 of the Code.

You should know that whenever you increase coverage or add a new rider, a new 7-year period for purposes of the 7-Pay Test established by TAMRA begins.

SPECIAL RULES FOR MODIFIED ENDOWMENT CONTRACTS

Special rules apply to a Policy that is a Modified Endowment Contract. A policy will be a Modified Endowment Contract if either of the following is true:

•  if premiums are paid more rapidly than allowed by a “7-Pay Test” under the Code. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid Modified Endowment Contract treatment under the 7-Pay Test;

•  if the Policy is received in exchange for another policy that is a Modified Endowment Contract.

If there is a reduction of benefits during the first seven years under a single life Policy, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face value. If there is a “material change” in the benefits or terms, then the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the Death Benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract.

If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Tax treatment of Modified Endowment Contracts.    If a Policy is a Modified Endowment Contract, the following special rules apply:

•	a partial withdrawal will be taxable to you to the extent that your Cash Value exceeds your investment in the Policy (traditional life insurance policies generally are taxed to the extent the amount of the withdrawal exceeds the “investment in the contract”);

•	a loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial withdrawal (loans taken on traditional life insurance policies are generally not taxed while the policy remains in force).

A penalty tax of 10% will be imposed on the taxable amount of any full surrender or partial withdrawal, loan and unpaid loan interest included in Policy Debt, assignment, or pledge. However, the penalty tax does not apply to a distribution made:

(1)	after you reach age 59 1/2;

(2)	because you have become disabled, within the meaning of the Code; or

(3)	in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary(ies), within the meaning of the Code).

Special rules if you own more than one Modified Endowment Contract.    All Modified Endowment Contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

Interpretative issues.    The tax law’s rules relating to Modified Endowment Contracts are complex and open to considerable variation in interpretation. You should consult your tax adviser before making any decisions regarding changes in coverage under or distributions from your Policy.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

TAX SHELTER REGULATIONS	Prospective Owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX	There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the Owner is subject to that tax.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.

OTHER CONSIDERATIONS AND CHANGES IN THE LAW

The transfer of the Policy or designation of a Beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation skipping transfer tax consequences under Federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for the purpose of Federal, state and local estate, inheritance, generation skipping and other taxes.

This discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.

Other Policy Information

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit, Maturity Value or Surrender Value in a lump sum (see the “Requesting Payments” provision of this prospectus):

•	Income for a Fixed Period;

•	Life Income;

•	Income of a Definite Amount;

•	Interest Income; and

•	Joint Life and Last Survivor Income.

These options are described in the SAI.

You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. See the “Tax Considerations” provision of this prospectus. Even if the Death Benefit under the Policy is excludible from income, payments under Optional Payment Plans may not be excludible in full. This is because earnings on the Death Benefit after the Insured’s death are taxable and payments under the Optional Payment Plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Optional Payment Plans. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS	The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY	The limitations on our right to contest the Policy are described in the SAI.

SUICIDE EXCLUSION	Our obligations in the event an Insured commits suicide are described in the SAI.

MISSTATEMENT OF AGE OR GENDER	We will adjust the Death Benefit Proceeds if you misstate an Insured’s Age or gender in your application.

WRITTEN NOTICE	You should send any written notice to us at our Home Office at the address listed on page 1 of this prospectus. The notice should include the Policy number and the full name of the Insured. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUST

If you name a trust as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES	At any time, we may make such changes in the Policy as are necessary:

•	to assure compliance at all times with the definition of life insurance prescribed by the Code;

•	to make the Policy, our operations, or the operation of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or

•	to reflect a change in the operation of the Separate Account, if allowed by the Policy and applicable regulations.

Only the President or a Vice President of the Company has the right to change the Policy. No financial representative appointed as our agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, the Separate Account, the Guarantee Account and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

•	the Specified Amount;

•	the Cash Value;

•	the value in each Investment Option;

•	the Surrender Value;

•	the Policy Debt; and

•	the premiums paid and charges made during the Policy year.

We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you pay premiums or if you take out a Policy loan, make transfers, or take partial withdrawals, you will receive a written confirmation of these transactions.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing on the appropriate form if you assign the Policy. Any payments we make before we receive notice of the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE	We may reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome of the McBride litigation cannot be determined at this time. The complaint seeks monetary compensation for premium amounts paid to us allegedly in excess of contractual obligations, other unspecified compensatory damages, punitive damages, a declaration that we cannot collect premiums from contractholders in excess of alleged contractual obligations, and equitable recission rights.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Financial Statements

We have included the consolidated financial statements of the Company and its subsidiary and the financial statements of the Separate Account in the SAI. You should distinguish the consolidated financial statements of the Company and its subsidiary from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

Definitions

The following terms are used throughout the prospectus:

Age — The age on the Insured’s birthday nearest the Policy Date or a Policy anniversary.

Attained Age — The Insured’s Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary(ies) — The person(s) or entity(ies) you designate to receive the Death Benefit payable at the death of the Insured.

Cash Value — The total amount of assets allocated to each Subaccount and assets in the General Account.

Code — The Internal Revenue Code of 1986, as amended.

Company — GE Life and Annuity Assurance Company.

Death Benefit — The amount payable as of the date of death of the Insured.

Death Benefit Proceeds — The amount of Death Benefit payable.

Fund — Any open-end management investment company or unit investment trust in which the Separate Account invests.

General Account — Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our offices located at 6610 West Broad Street, Richmond, Virginia 23230.

Insured — The person upon whose life is insured under the Policy.

Investment Options — The Guarantee Account and the Subaccounts.

Maturity Date — The Policy anniversary (or the next Valuation Day, if the anniversary is not on any Valuation Day) corresponding to Age 95 of the Insured or an earlier date selected by you.

Maturity Value — The Policy’s Cash Value adjusted for any outstanding Policy Debt.

Modified Endowment Contract — A life insurance policy that meets the requirements of Section 7702A of the Code. Modified Endowment Contracts are taxed differently upon receipt of partial surrenders and loans than traditional life insurance policies.

Monthly Anniversary Date — The same date in each month as the Policy Date.

Optional Payment Plan — A plan under which any part of Death Benefit Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or your Beneficiary(ies).

Owner — The Owner of the Policy. “You” or “your” refers to the Owner. You may also name Contingent Owners.

Policy — The Policy and application(s).

Policy Date — The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt — The amount of outstanding loans plus any accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured.

Policy Month — A one-month period beginning on a Monthly Anniversary Date and ending on the day immediately preceding the next Monthly Anniversary Date.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all states or in all markets.

Separate Account — GE Life & Annuity Separate Account III; a segregated asset account of the Company to which you allocate premiums.

Specified Amount — An amount we use in determining insurance coverage.

Subaccounts — A subdivision of the Separate Account, the assets of which are invested exclusively in a corresponding Portfolio of a Fund. A Subaccount may also be referred to as an Investment Subdivision in the Policy and/or marketing materials.

Surrender Value — The amount we pay you when you surrender the Policy. It is equal to your Cash Value minus any Policy Debt and minus any applicable surrender charge.

Unit Value — A unit of measure we use to calculate the assets for each Subaccount.

Valuation Day — Each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount’s corresponding Portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

The Statement of Additional Information (“SAI”) includes additional information about GE Life & Annuity Separate Account III. We filed the SAI with the SEC. The SAI is incorporated by reference in this prospectus and it is legally a part of the prospectus.

For general information or to obtain free copies of:

•	the Policy prospectus or the Portfolio prospectuses;

•	the SAI;

•	a personalized illustration of Death Benefit, and Surrender Values; or

•	any required forms,

Call: 1-800-352-9910

Or write:	GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

Or contact your financial representative.

Information about the Policy also is available at www.gefinancialservice.com.

Information about GE Life & Annuity Separate Account III, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about GE Life & Annuity Separate Account III are available on the SEC’s Internet site at  http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102.

Investment Company Act File No. 811-05054.

Statement of Additional Information For The

Flexible Premium Variable Life Insurance Policy

Policy Form P1097 1/87

Issued by:

GE Life and Annuity Assurance Company

GE Life & Annuity Separate Account III

6610 West Broad Street

Richmond, Virginia 23230

Telephone Number: 1-800-352-9910

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2003, for the Flexible Premium Variable Life Insurance Policies issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account III.

For a free copy of the prospectus:

Call:	1-800-352-9910

Or write:	GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

Or visit:	www.gefinancialservice.com

Or contact your financial representative

The date of this Statement of Additional Information is May 1, 2003.

The Company

The Separate Account

Additional Information About the Guarantee Account

Agreements with Distributors and Advisers for the Funds

Additional Information on Premium Payments

Additional Information About The Cost of Insurance Charge

Reduction of Charges for Group Sales

Grace Period

Reinstatement

Determining the Death Benefit

Unit Values

Net Investment Factor

Tax Status of the Policy

Special Rule for Certain Cash Distributions in the First 15 Policy Years

Loans

Loss of Interest Deduction Where Policies Are Held By or for the Benefit of Corporations, Trusts, Etc.

Changes and Exchanges

Optional Payment Plans

Incontestability

Suicide Exclusion

Other Policies

Sale of the Policies

Legal Matters

Experts

Actuarial Matters

Performance Information

Financial Statements

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (“GE Capital”) acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (“GECA”). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (“Harvest”) merged into the Company on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (“Federal”), received common stock of the Company in exchange for its interest in Harvest.

GE Financial Assurance indirectly owns approximately ninety-seven percent of our outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company (“GE Capital Assurance”) and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of our outstanding common stock, and Federal, which owns approximately twelve percent of our outstanding common stock, are indirectly owned by GE Financial Assurance. The 800 or 3% remaining shares of our outstanding common stock are owned by Phoenix Life Insurance Company, Inc. (“Phoenix”). All of our outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”).

We principally offer annuity contracts, institutional stable value products, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

We established the GE Life & Annuity Separate Account III as a separate investment account on February 10, 1987. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. If you allocate assets to the Guarantee Account, such assets will earn interest monthly at an annual effective rate of at least 4%.

We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30 day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account.

AGREEMENTS WITH DISTRIBUTORS AND ADVISERS FOR THE FUNDS

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

ADDITIONAL INFORMATION ON PREMIUM PAYMENTS

The total planned premium must equal the Guideline Single Premium for life insurance as determined by the Code for the Policy’s initial Specified Amount. The relationship between the Guideline Single Premium and the Specified Amount depends on the Age, gender (where applicable) and risk class of the Insured. Generally, the same Guideline Single Premium will purchase a higher Specified Amount for a younger Insured than for an older Insured of the same gender and risk class. Likewise, the same Guideline Single Premium will purchase a slightly higher Specified Amount for a female Insured than for a male Insured of the same age and risk class. Representative Specified Amounts for a $10,000 Guideline Single Premium are set forth below:

Age	Male	Female

20	$118,079	$148,384
30	79,351	97,259
40	51,445	63,084
50	34,265	42,083
60	23,862	28,731
70	17,680	20,131

A Policy issued with respect to an Insured assigned to the standard risk class may qualify for the Preferred Funding Class, provided that the amount of total premiums paid under the Policy meets the premium requirements of the preferred funding schedule. The preferred funding schedule, shown below, demonstrates the amount of total premium that must be paid (as a percentage of a Policy’s total planned premiums) as of the beginning of Policy years 1 through 5 in order for a Policy to qualify for the Preferred Funding Risk Class. Cost of insurance charges deducted under Policies in this risk class are subject to certain limits.

Policy Year	Total Premium (as a percentage of the total planned premium)

1	20%
2	40%
3	60%
4	80%
5 or more	100%

ADDITIONAL INFORMATION ABOUT THE COST OF INSURANCE CHARGE

To determine your cost of insurance for a particular Policy Month, we multiply your net amount at risk by the applicable cost of insurance rate. We determine your net amount at risk by the following formula:

Death Benefit Proceeds
	-	Cash Value
1.0032737

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

(1)	The size of the group. Generally, the sales expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

(2)	The total amount of premium payments to be received from a group. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

(3)	The purpose for which the Policies are purchased. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

(4)	The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

(5)	Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by the Separate Account.

Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

GRACE PERIOD

If the Surrender Value on a Monthly Anniversary Date is insufficient to cover the monthly deduction due on that Monthly Anniversary Date, we will allow a 61 day grace period for payment of a premium sufficient to cover the monthly deduction. This grace period will begin on the day we mail notice of the sufficient premium. We will mail notice to you and any assignee of record in our Home Office. If such premium is not paid by the end of the grace period, the Policy will terminate without value. The monthly deduction is described in the Cash Value Benefits section. Coverage continues during the grace period. If the Insured dies during the grace period, the proceeds will be reduced by any overdue monthly deduction.

Coverage continues during the 61 day grace period. If the death of the Insured occurs during the grace period, Death Benefit Proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value.

REINSTATEMENT	You may reinstate this Policy within three years of the end of the grace period if:

(1)	you submit an application for reinstatement;

(2)	you provide required evidence of insurability satisfactory to us to determine the guaranteed maximum cost of insurance rate;

(3)	the Policy has not been surrendered for cash; and

(4)	you pay the required premium.

The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge will be as though the Policy had been in effect continuously from its original Policy Date.

On the date of reinstatement, the Cash Value will be allocated to the Investment Option specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that premiums are allocated.

On the date of reinstatement, the Cash Value will equal (1) plus (2) minus (3), where:

(1)	is the Cash Value on the first day of the grace period;

(2)	is the premium paid to reinstate; and

(3)	is the monthly deduction for the month following the date of reinstatement.

DETERMINING THE DEATH BENEFIT	The Death Benefit is based on the Specified Amount shown in the Policy data pages.

The amount of Death Benefit Proceeds will be equal to the:

•	greater of the Specified Amount and the Cash Value multiplied by the applicable corridor percentage;

•	minus any Policy Debt; and

•	minus the amount of any monthly deductions, if the date of death occurred during a grace period.

The corridor percentage depends on the Attained Age of the Insured on the date of death. Corridor percentages may also vary by state.

Attained Age	Corridor Percentage	Attained Age	Corridor Percentage

40 or younger	250%	61	128%
41	243%	62	126%
42	236%	63	124%
43	229%	64	122%
44	222%	65	120%
45	215%	66	119%
46	209%	67	118%
47	203%	68	117%
48	197%	69	116%
49	191%	70	115%
50	185%	71	113%
51	178%	72	111%
52	171%	73	109%
53	164%	74	107%
54	157%	75-90	105%
55	150%	91	104%
56	146%	92	103%
57	142%	93	102%
58	138%	94 or older	101%
59	134%
60	130%

The Specified Amount and Cash Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.

UNIT VALUES

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay surrender/partial withdrawal proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions to Owners as additional units, but instead reflect them in unit values.

We arbitrarily set the unit value for each Subaccount at $10 when we establish the Subaccount. After that, a Subaccount’s unit value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine unit value, after a Subaccount’s operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the unit value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR	The net investment factor for a Valuation Period is (1) divided by (2), where:
(1)	is the result of:

(a)	the value of the assets at the end of the preceding Valuation Period; plus

(b)	the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

(c)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(d)	any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

(2)	is the value of the assets in the Subaccount at the end of the preceding Valuation Period.

TAX STATUS OF THE POLICY

For Policies described by the prospectus are designed to comply with the tax law’s Guideline Premium Test. Consequently favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy’s Specified Amount may change this premium limit. Also, a Minimum Death Benefit requirement must be satisfied. We will monitor the premiums paid for your Policy to keep them within the tax law’s limit.

If your Policy is not a Modified Endowment Contract, you will generally pay tax on the amount of a partial withdrawal or full surrender only to the extent it exceeds your “investment in the contract.” In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the “investment in the contract.” You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates. Your “investment in the contract” generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

SPECIAL RULE FOR CERTAIN CASH DISTRIBUTIONS IN THE FIRST 15 POLICY YEARS

During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit Proceeds (e.g., by decreasing the Policy’s Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your “investment in the contract.” This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Cash Value exceeds your “investment in the contract.”

LOANS

If your Policy is not a Modified Endowment Contract, a loan received under a Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Therefore, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes for periods when the interest crediting rate on collateral is the same as the loan interest rate. If your Policy terminates (by a full surrender or by a lapse) while the Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received due to partial surrenders exceeds your investment in the Policy.

Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a “key person.” A tax adviser should be consulted before taking any Policy loan.

LOSS OF INTEREST DEDUCTION WHERE POLICIES ARE HELD BY OR FOR THE BENEFIT OF CORPORATIONS, TRUSTS, ETC.

If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the Beneficiary(ies) of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

•	a 20% owner of the entity; or

•	an officer, director, or employee of the trade or business, at the time first covered by the Policy.

CHANGES AND EXCHANGES

The right to change Owners and changes reducing future amounts of Death Benefit Proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance policy for another life insurance policy generally is not taxed (unless cash is distributed or a loan is reduced or forgiven).

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see the “Requesting Payments” provision of the prospectus):

Plan 1 — Income For A Fixed Period.    We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early.

Plan 2 — Life Income.    We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 3 — Income of a Definite Amount.    We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee’s estate unless otherwise provided.

Plan 4 — Interest Income.    We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee’s estate unless otherwise provided.

Plan 5 — Joint Life and Last Survivor Income.    We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor’s estate unless otherwise provided.

You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

If Death Benefit Proceeds under the Policy are paid under one of the Optional Payment Plans, the Beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the Beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit Proceeds are held by us under Optional Payment Plan 4 (interest income), the Beneficiary(ies) will be taxed on the interest income as it is credited.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured’s lifetime. The minimum period is generally two years from the Policy Date, date of reinstatement or effective date of the increase.

SUICIDE EXCLUSION

If the Insured commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the Beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit Proceeds will be paid to the Beneficiary(ies) under the same conditions as the initial Specified Amount.

Please see your Policy for more details.

OTHER POLICIES

We offer other variable life insurance policies in the Separate Account which also invest in the same (or many of the same) Portfolios of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your financial representative, or call (800) 352-9910.

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“CBC”) for the distribution and sale of the Policies. Pursuant to this agreement, CBC serves as principal underwriter for the Policies, offering them on a continuous basis. CBC is located at 201 Merritt 7, Norwalk, Connecticut 06856.

CBC was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. CBC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

CBC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with us.

CBC also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

Although we do not pay any underwriting commissions to CBC, we do pay sales commissions to CBC for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive a commission of up to approximately 7.0% of the initial premium payment. This commission may be returned to us if the Policy is not continued through the first Policy year. We may on occasion pay a higher commission for a short period of time as a special promotion. In the case of sales by the principal underwriter’s registered representatives, a portion of the sales commission is passed through the principal underwriter to its registered representative who sold the Policy. Because the principal underwriter is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

CBC also receives 12b-1 fees from the AllianceBernstein Variable Products Series Fund, Inc, Fidelity Variable Insurance Products VIP III, Janus Aspen Series and MFS® Variable Insurance Trust.

During 2002, 2001 and 2000, $1.4 million, $667,140 and $496,525, respectively was paid to CBC for the sale of all Policies in the Separate Account and any new premium received in the Separate Account. CBC then passes the entire amount of the sales commission to the selling firm whose registered representative sold the Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy. In 2002, 2001 and 2000, no underwriting commissions were paid to CBC.

We intend to recover commissions and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Cash Value.

LEGAL MATTERS	Advice on certain legal matters relating to federal securities laws has been provided by Heather Harker, Vice President, Associate General Counsel and Assistant Secretary of the Company.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002, and 2001, and for each of the years in the three-year period ended December 31, 2002, and the financial statements of GE Life & Annuity Separate Account III as of December 31, 2002 and for each of the years or lesser periods in the two-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1021 East Cary Street, Suite 2000, Richmond, VA 23219.

The report of KPMG LLP dated February 7, 2003 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary contains explanatory paragraphs that state that the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.

ACTUARIAL MATTERS	Actuarial matters have been examined by Paul Haley, an actuary of the Company, whose opinion we filed as an exhibit to the registration statement.

PERFORMANCE INFORMATION

We demonstrate adjusted performance and unadjusted performance for the Portfolios available in the Separate Account. The performance tables assume that the Insured is in the standard risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.

The Insured is a 45 year-old male in the standard risk class who purchased an initial Specified Amount of $250,000, paying a single premium of $59,801 at Policy issue and at each Policy anniversary. The performance exhibit below assumes that no partial surrenders or loans were taken during the period shown.

When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.

The adjusted performance calculations assume the following current charges:

1)	a mortality and expense risk charge deducted daily at an annual rate of 0.90% of assets in the Separate Account;

2)	an administrative charge, deducted daily at an annual effective rate of 0.40% of assets in the Separate Account and of the Policy’s Cash Value allocated to the Guarantee Account;

3)	a premium tax recovery charge deducted monthly at an annual effective rate of 0.20% of the Policy’s Cash Value in the Separate Account, for 10 years following the premium payment;

4)	a distribution expense charge deducted monthly at an annual effective rate of 0.30% of the Policy’s Cash Value in the Separate Account, for 10 years following the premium payment;

5)	a surrender charge of $3,588.06 this is derived by assuming the Owner surrendered the Policy in the first Policy year.

Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the premium tax recovery charge, monthly distribution expense charge, monthly cost of insurance charge or the surrender charge. If such charges were included in the performance, the performance numbers would be lower.

Cost of insurance charges, as well as some charges for the optional riders, vary based on individual circumstances. See your registered representative or contact our Home Office for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of the Company and its subsidiary included in this SAI from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company and its subsidiary only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

The Separate Account financial statements included in this SAI have several Subaccounts that are not available to this Policy.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Policy Owners

GE Life & Annuity Separate Account III

    and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund — Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B; Dreyfus — Dreyfus Investment Portfolios — Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Federated Insurance Series — Federated American Leaders Fund II-Primary Shares, Federated High Income Bond Fund II-Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”) — VIP Equity-Income Portfolio, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”) — VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”) — VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio-Service Class 2; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT) — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series — Aggressive Growth Portfolio, Aggressive Growth Portfolio-Service Shares, Balanced Portfolio, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio, Growth Portfolio-Service Shares, International Growth Portfolio, International Growth Portfolio-Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio-Service Shares; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc — Investors Fund, Strategic Bond Fund, Total Return Fund; and Van Kampen Life Investment Trust — Comstock Portfolio-Class II Shares) as of December 31, 2002, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account III as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

Richmond, Virginia

February 28, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds			The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$51,780	65,577	349,465	1,538,289	932,515
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	5	25	—	—

Total assets	51,780	65,582	349,490	1,538,289	932,515

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	219	134
Payable for units withdrawn	—	—	—	—	—

Total liabilities	—	—	—	219	134

Net assets attributable to variable life policy owners	$51,780	65,582	349,490	1,538,070	932,381

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	123,144	149,660

Net asset value per unit: Type I	$—	—	—	12.49	6.23

Outstanding units (note 2b, 4a, and 5): Type II	10,253	16,273	59,640	—	—

Net asset value per unit: Type II	$5.05	4.03	5.86	—	—

Investments in securities, at cost	$56,963	69,311	408,961	2,835,728	1,058,167

Shares outstanding	3,152	5,803	21,545	62,456	76,373

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Alliance Variable Products Series Fund, Inc.			Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (see cost below; note 2a)	$1,328,790	144,242	96,437	23,080	23,349
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	14	—	—	—	5

Total assets	1,328,804	144,242	96,437	23,080	23,354

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—
Payable for units withdrawn	—	—	15	—	—

Total liabilities	—	—	15	—	—

Net assets attributable to variable life policy owners	$1,328,804	144,242	96,422	23,080	23,354

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	164,253	27,422	17,405	2,370	4,597

Net asset value per unit: Type II	$8.09	5.26	5.54	9.74	5.08

Investments in securities, at cost	$1,531,166	191,594	114,803	24,928	27,216

Shares outstanding	80,582	8,343	14,224	2,468	1,235

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$620,613	683,370	203,363	14,926	253,123
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	—	—	—

Total assets	620,613	683,370	203,363	14,926	253,123

Liabilities
Accrued expenses payable to affiliate (note 4c)	615	98	—	—	542
Payable for units withdrawn	—	—	—	—	—

Total liabilities	615	98	—	—	542

Net assets attributable to variable life policy owners	$619,998	683,272	203,363	14,926	252,581

Outstanding units (note 2b, 4a, and 5): Type I	46,687	49,334	—	—	23,173

Net asset value per unit: Type I	$13.28	13.85	—	—	10.90

Outstanding units (note 2b, 4a, and 5): Type II	—	—	20,604	2,749	—

Net asset value per unit: Type II	$—	—	9.87	5.43	—

Investments in securities, at cost	$794,035	576,569	209,823	28,786	402,554

Shares outstanding	40,803	96,521	28,724	3,259	33,660

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$8,567,218	743,060	5,498,359	148,461	1,604,315	4,593,881	5,780,002	419,326
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	2,207,167	—	—	—

Total assets	8,567,218	743,060	5,498,359	148,461	3,811,482	4,593,881	5,780,002	419,326

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,223	—	786	—	228	656	828	—
Payable for units withdrawn	—	9	—	—	—	—	—	—

Total liabilities	1,223	9	786	—	228	656	828	—

Net assets attributable to variable life policy owners	$8,565,995	743,051	5,497,573	148,461	3,811,254	4,593,225	5,779,174	419,326

Outstanding units (note 2b, 4a, and 5): Type I	274,815	—	178,203	—	265,593	188,247	252,256	—

Net asset value per unit: Type I	$31.17	—	30.85	—	14.35	24.40	22.91	—

Outstanding units (note 2b, 4a, and 5): Type II	—	90,067	—	28,278	—	—	—	53,898

Net asset value per unit: Type II	$—	8.25	—	5.25	—	—	—	7.78

Investments in securities, at cost	$10,445,662	828,060	6,440,457	177,858	1,348,240	5,512,024	6,770,326	433,557

Shares outstanding	471,763	41,281	234,572	6,396	146,112	360,304	319,337	23,361

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$422,028	93,146	209,802	370,778
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	6	—	46

Total assets	422,028	93,152	209,802	370,824

Liabilities
Accrued expenses payable to affiliate (note 4c)	601	—	514	—
Payable for units withdrawn	—	—	—	—

Total liabilities	601	—	514	—

Net assets attributable to variable life policy owners	$421,427	93,152	209,288	370,824

Outstanding units (note 2b, 4a, and 5): Type I	35,060	—	25,246	—

Net asset value per unit: Type I	$12.02	—	8.29	—

Outstanding units (note 2b, 4a, and 5): Type II	—	12,761	—	40,527

Net asset value per unit: Type II	$—	7.30	—	9.15

Investments in securities, at cost	$487,087	102,733	344,496	382,893

Shares outstanding	38,861	8,681	17,916	21,321

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$150,360	3,028,385	392,610	1,745,861	16,242,409	692,109	967,561	5,100,798	446,081	1,609,809	526,892	134,438
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	2,708	1	—	1	—	—	—	—
Receivable for units sold	—	—	—	44	29,986	—	—	22	—	—	—	26

Total assets	150,360	3,028,385	392,610	1,745,905	16,275,103	692,110	967,561	5,100,821	446,081	1,609,809	526,892	134,464

Liabilities
Accrued expenses payable to affiliate (note 4c)	22	447	57	178	2,086	70	159	541	—	241	45	—
Payable for units withdrawn	—	1,081,852	—	—	—	—	—	6,369	7	—	—	—

Total liabilities	22	1,082,299	57	178	2,086	70	159	6,910	7	241	45	—

Net assets attributable to variable life policy owners	$150,338	1,946,086	392,553	1,745,727	16,273,017	692,040	967,402	5,093,911	446,074	1,609,568	526,847	134,464

Outstanding units (note 2b, 4a, and 5): Type I	13,107	146,090	41,672	84,565	835,428	64,298	46,757	120,870	—	54,067	35,121	—

Net asset value per unit: Type I	$11.47	13.05	9.42	14.43	17.48	7.69	20.69	30.57	—	29.77	8.89	—

Outstanding units (note 2b, 4a, and 5): Type II	—	3,685	—	56,198	156,489	28,636	—	214,227	40,812	—	28,924	17,577

Net asset value per unit: Type II	$—	10.75	—	9.35	10.67	6.90	—	6.53	10.93	—	7.42	7.65

Investments in securities, at cost	$376,366	3,238,011	315,530	2,056,898	16,240,884	479,077	1,065,809	6,955,127	483,641	1,822,725	527,732	152,215

Shares outstanding	13,871	234,214	63,019	131,268	16,242,409	12,644	73,635	315,253	43,435	126,957	20,462	18,266

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$51,852	2,272,684	1,248,450	411,663	3,858,178	924,480	975,971	32,656	1,421,427	488,360	19,086
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	8	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	22	—	7	—	—	—	—	—

Total assets	51,860	2,272,684	1,248,450	411,685	3,858,178	924,487	975,971	32,656	1,421,427	488,360	19,086

Liabilities
Accrued expenses payable to affiliate (note 4c)	7	409	178	—	555	—	139	—	204	39	1
Payable for units withdrawn	—	—	4,951	—	—	—	—	—	1,100,024	—	—

Total liabilities	7	409	5,129	—	555	—	139	—	1,100,228	39	1

Net assets attributable to variable life policy owners	$51,853	2,272,275	1,243,321	411,685	3,857,623	924,487	975,832	32,656	321,199	488,321	19,085

Outstanding units (note 2b, 4a, and 5): Type I	7,637	201,801	87,006	—	189,007	—	58,293	—	19,609	41,499	4,019

Net asset value per unit: Type I	$6.79	11.26	14.29	—	20.41	—	16.74	—	16.38	6.53	2.46

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	115,968	—	103,642	—	5,407	—	37,278	3,129

Net asset value per unit: Type II	$—	—	—	3.55	—	8.92	—	6.04	—	5.83	2.94

Investments in securities, at cost	$67,441	2,401,677	2,309,447	512,529	4,030,945	976,619	1,300,533	37,978	1,580,035	620,200	236,461

Shares outstanding	6,370	214,202	78,816	26,355	187,381	43,362	56,187	1,894	115,563	89,443	7,919

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$3,206,399	75,761	1,266,832	42,626	5,638,354	127,971
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	3,206,399	75,761	1,266,832	42,626	5,638,354	127,971

Liabilities
Accrued expenses payable to affiliate (note 4c)	461	—	259	—	803	—
Payable for units withdrawn	5,665	—	—	—	6,823	—

Total liabilities	6,126	—	259	—	7,626	—

Net assets attributable to variable life policy owners	$3,200,273	75,761	1,266,573	42,626	5,630,728	127,971

Outstanding units (note 2b, 4a, and 5): Type I	208,895	—	96,464	—	311,606	—

Net asset value per unit: Type I	$15.32	—	13.13	—	18.07	—

Outstanding units (note 2b, 4a, and 5): Type II	—	15,336	—	8,182	—	24,100

Net asset value per unit: Type II	$—	4.94	—	5.21	—	5.31

Investments in securities, at cost	$3,090,907	93,820	1,027,122	51,134	7,346,432	152,139

Shares outstanding	219,466	5,232	73,227	2,481	267,855	6,108

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$220,082	608,344	89,784	718,539
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	—	—	—

Total assets	220,082	608,344	89,784	718,539

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	1
Payable for units withdrawn	—	—	15	—

Total liabilities	—	—	15	1

Net assets attributable to variable life policy owners	$220,082	608,344	89,769	718,538

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	43,754	91,756	14,432	122,827

Net asset value per unit: Type II	$5.03	6.63	6.22	5.85

Investments in securities, at cost	$233,570	758,359	107,427	879,095

Shares outstanding	31,485	45,365	8,650	59,978

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$2,839,389	1,879,974	2,632,907	647,019	2,399,705	374,558	2,505,917
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	3	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—	—

Total assets	2,839,389	1,879,977	2,632,907	647,019	2,399,705	374,558	2,505,917

Liabilities
Accrued expenses payable to affiliate (note 4c)	404	269	376	—	343	—	362
Payable for units withdrawn	—	—	—	—	—	—	—

Total liabilities	404	269	376	—	343	—	362

Net assets attributable to variable life policy owners	$2,838,985	1,879,708	2,632,531	647,019	2,399,362	374,558	2,505,555

Outstanding units (note 2b, 4a, and 5): Type I	100,317	69,645	82,292	—	79,265	—	88,224

Net asset value per unit: Type I	$28.30	26.99	31.99	—	30.27	—	28.40

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	92,829	—	54,127	—

Net asset value per unit: Type II	$—	—	—	6.97	—	6.92	—

Investments in securities, at cost	$5,102,796	1,855,492	2,624,533	730,016	2,512,831	417,058	3,043,614

Shares outstanding	97,140	166,222	98,907	36,742	319,535	24,545	190,419

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$271,782	265,534	127,827	483,880	755,748	1,546,420
Dividend receivable	—	—	225	3,163	2,059	5,140
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	7	35	25

Total assets	271,782	265,534	128,052	487,050	757,842	1,551,585

Liabilities
Accrued expenses payable to affiliate (note 4c)	346	38	225	3,148	2,059	5,150
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	346	38	225	3,148	2,059	5,150

Net assets attributable to variable life policy owners	$271,436	265,496	127,827	483,902	755,783	1,546,435

Outstanding units (note 2b, 4a, and 5): Type I	36,730	22,443	—	—	—	—

Net asset value per unit: Type I	$7.39	11.83	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	10,590	47,959	57,387	126,757

Net asset value per unit: Type II	$—	—	12.07	10.09	13.17	12.20

Investments in securities, at cost	$373,888	372,632	126,065	489,631	737,351	1,520,045

Shares outstanding	34,755	21,345	12,694	67,487	68,147	151,165

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc			Van Kampen Life Investment Trust
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund	Comstock Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$20,560	376,605	509,010	41,053	31,966
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	2	—
Receivable for units sold	—	—	—	—	—

Total assets	20,560	376,605	509,010	41,055	31,966

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	55	77	6	—
Payable for units withdrawn	—	—	—	—	—

Total liabilities	—	55	77	6	—

Net assets attributable to variable life policy owners	$20,560	376,550	508,933	41,049	31,966

Outstanding units (note 2b, 4a, and 5): Type I	—	34,451	41,784	4,036	—

Net asset value per unit: Type I	$—	10.93	12.18	10.17	—

Outstanding units (note 2b, 4a, and 5): Type II	7,090	—	—	—	3,932

Net asset value per unit: Type II	$2.90	—	—	—	8.13

Investments in securities, at cost	$25,638	499,752	568,597	44,216	30,110

Shares outstanding	2,272	38,785	48,990	4,308	3,524

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations

	AIM Variable Insurance Funds			The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	1,339	974	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	30,271	15,894
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	375	240	3,188	—	—

Net investment income (expense)	(375)	(240)	(1,849)	(29,297)	(15,894)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,980)	(1,337)	(49,742)	(856,630)	(262,141)
Unrealized appreciation (depreciation)	(5,925)	(3,984)	(59,866)	(121,542)	(121,753)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(9,905)	(5,321)	(109,608)	(978,172)	(383,894)

Increase (decrease) in net assets from operations	$(10,280)	(5,561)	(111,457)	(1,007,469)	(399,788)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Alliance Variable Products Series Fund, Inc.			Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$4,609	—	—	208	61
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	9,888	1,279	792	160	159

Net investment income (expense)	(5,279)	(1,279)	(792)	48	(98)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(44,745)	(12,020)	(10,900)	1	(191)
Unrealized appreciation (depreciation)	(205,123)	(32,163)	(19,635)	(2,849)	(4,088)
Capital gain distributions	28,332	—	—	—	—

Net realized and unrealized gain (loss) on investments	(221,536)	(44,183)	(30,535)	(2,848)	(4,279)

Increase (decrease) in net assets from operations	$(226,815)	(45,462)	(31,327)	(2,800)	(4,377)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$10,189	58,635	11,307	—	15,176
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	10,515	7,838	—	—	3,686
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	1,443	155	—

Net investment income (expense)	(326)	50,797	9,864	(155)	11,490

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(47,590)	(250,845)	(1,622)	679	(36,835)
Unrealized appreciation (depreciation)	(146,896)	210,160	(7,250)	(3,824)	(59,539)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(194,486)	(40,685)	(8,872)	(3,145)	(96,374)

Increase (decrease) in net assets from operations	$(194,812)	10,112	992	(3,300)	(84,884)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$192,920	5,161	18,894	137	16,655	216,522	60,502	501	5,541	952	2,784	1,013
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	133,902	—	93,924	—	27,017	66,708	90,366	—	5,276	—	3,290	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	5,287	—	1,340	—	—	—	2,080	—	922	—	2,599

Net investment income (expense)	59,018	(126)	(75,030)	(1,203)	(10,362)	149,814	(29,864)	(1,579)	265	30	(506)	(1,586)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(473,955)	(25,638)	(3,955,861)	(14,160)	(1,713,734)	(209,621)	(508,667)	(3,761)	(90,080)	(5,053)	(45,581)	963
Unrealized appreciation (depreciation)	(1,909,310)	(93,881)	1,213,874	(29,729)	1,267,133	(513,080)	(206,577)	(14,911)	6,079	(11,556)	(19,856)	(31,859)
Capital gain distributions	262,586	7,437	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(2,120,679)	(112,082)	(2,741,987)	(43,889)	(446,601)	(722,701)	(715,244)	(18,672)	(84,001)	(16,609)	(65,437)	(30,896)

Increase (decrease) in net assets from operations	$(2,061,661)	(112,208)	(2,817,017)	(45,092)	(456,963)	(572,887)	(745,108)	(20,251)	(83,736)	(16,579)	(65,943)	(32,482)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$894	85,737	6,214	16,128	239,788	349	45,251	74,419	1,109	39,536	5,132	1,210
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,084	22,402	4,314	17,410	199,004	8,792	13,828	57,354	—	21,795	3,296	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	65	—	3,857	10,716	920	—	9,955	2,901	—	1,720	941

Net investment income (expense)	(1,190)	63,270	1,900	(5,139)	30,068	(9,363)	31,423	7,110	(1,792)	17,741	116	269

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	229,575	287,692	(109,215)	36,232	—	(463,450)	35,520	(472,969)	(11,189)	(16,324)	(104,287)	(56)
Unrealized appreciation (depreciation)	(226,178)	(221,092)	73,004	(278,123)	1,525	273,918	(144,214)	(960,081)	(39,805)	(208,368)	19,436	(18,666)
Capital gain distributions	—	36,364	—	10,083	83	4	52,725	9,409	2,145	16,511	—	—

Net realized and unrealized gain (loss) on investments	3,397	102,964	(36,211)	(231,808)	1,608	(189,528)	(55,969)	(1,423,641)	(48,849)	(208,181)	(84,851)	(18,722)

Increase (decrease) in net assets from operations	$2,207	166,234	(34,311)	(236,947)	31,676	(198,891)	(24,546)	(1,416,531)	(50,641)	(190,440)	(84,735)	(18,453)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$833	24,574	—	—	112,177	16,049	6,598	109	37,758	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	736	33,761	21,417	—	64,207	—	16,471	—	6,991	3,151	1,308
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	4,311	—	6,982	—	358	—	2,207	121

Net investment income (expense)	97	(9,187)	(21,417)	(4,311)	47,970	9,067	(9,873)	(249)	30,767	(5,358)	(1,429)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(712)	27,583	(761,627)	(10,528)	(50,175)	(9,302)	(245,413)	(68)	207,183	(21,205)	(879,064)
Unrealized appreciation (depreciation)	(6,935)	(170,664)	162,268	(97,852)	(431,118)	(50,364)	28,954	(5,644)	(156,977)	(128,082)	(224,813)
Capital gain distributions	—	7,169	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(7,647)	(135,912)	(599,359)	(108,380)	(481,293)	(59,666)	(216,459)	(5,712)	50,206	(149,287)	(1,103,877)

Increase (decrease) in net assets from operations	$(7,550)	(145,099)	(620,776)	(112,691)	(433,323)	(50,599)	(226,332)	(5,961)	80,973	(154,645)	(1,105,306)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Janus Aspen Series (continued)
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	13,381	280	63,567	799
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	54,563	—	20,955	—	96,231	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	1,072	—	306	—	1,422

Net investment income (expense)	(54,563)	(1,072)	(7,574)	(26)	(32,664)	(623)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,566,389)	(15,953)	(956,937)	(814)	(3,633,106)	(1,707)
Unrealized appreciation (depreciation)	1,236,264	(19,752)	525,937	(8,199)	1,459,159	(35,969)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,330,125)	(35,705)	(431,000)	(9,013)	(2,173,947)	(37,676)

Increase (decrease) in net assets from operations	$(1,384,688)	(36,777)	(438,574)	(9,039)	(2,206,611)	(38,299)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	2,743	—	16,710
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	647	6,220	1,121	6,928

Net investment income (expense)	(647)	(3,477)	(1,121)	9,782

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(8,513)	(9,514)	(14,480)	(10,293)
Unrealized appreciation (depreciation)	(11,937)	(150,965)	(23,500)	(155,256)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(20,450)	(160,479)	(37,980)	(165,549)

Increase (decrease) in net assets from operations	$(21,097)	(163,956)	(39,101)	(155,767)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA —
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$26,584	124,219	19,542	1,375	305,163	1,032	108,563
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	47,470	22,432	41,445	—	36,178	—	37,180
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	4,512	—	2,609	—

Net investment income (expense)	(20,886)	101,787	(21,903)	(3,137)	268,985	(1,577)	71,383

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(708,228)	(12,054)	(2,039,197)	(30,234)	(933,357)	(11,111)	(103,661)
Unrealized appreciation (depreciation)	(582,143)	41,480	938,910	(83,177)	551,040	(45,071)	(375,819)
Capital gain distributions	—	—	—	—	—	—	45,059

Net realized and unrealized gain (loss) on investments	(1,290,371)	29,426	(1,100,287)	(113,411)	(382,317)	(56,182)	(434,421)

Increase (decrease) in net assets from operations	$(1,311,257)	131,213	(1,122,190)	(116,548)	(113,332)	(57,759)	(363,038)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	1,520	22,935	14,993	27,213
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,727	3,257	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	542	3,036	3,988	7,168

Net investment income (expense)	(2,727)	(3,257)	978	19,899	11,005	20,045

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	26,828	(106,649)	682	(7,339)	1,931	1,770
Unrealized appreciation (depreciation)	(110,543)	15,972	1,853	(3,948)	23,190	29,738
Capital gain distributions	—	—	343	—	24,944	15,450

Net realized and unrealized gain (loss) on investments	(83,715)	(90,677)	2,878	(11,287)	50,065	46,958

Increase (decrease) in net assets from operations	$(86,442)	(93,934)	3,856	8,612	61,070	67,003

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc			Van Kampen Life Investment Trust
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund	Comstock Portfolio — Class II Shares
	Year ended December 31, 2002	Year ended December 31, 2002			Period from May 1, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	5,015	26,983	618	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	5,647	5,942	475	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	135	—	—	—	80

Net investment income (expense)	(135)	(632)	21,041	143	(80)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(365)	(28,456)	72,464	(530)	(3,599)
Unrealized appreciation (depreciation)	(5,203)	(106,668)	(58,719)	(2,523)	1,856
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(5,568)	(135,124)	13,745	(3,053)	(1,743)

Increase (decrease) in net assets from operations	$(5,703)	(135,756)	34,786	(2,910)	(1,823)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets

	AIM Variable Insurance Funds						The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	Year ended December 31, 2002	Period from May 9, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001	Year ended December 31, 2002	Period from April 12, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
							2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(375)	(45)	(240)	(1)	(1,849)	(331)	(29,297)	(41,808)	(15,894)	(22,571)
Net realized gain (loss)	(3,980)	(2,048)	(1,337)	2	(49,742)	(1)	(856,630)	(576,735)	(262,141)	(1,758,699)
Unrealized appreciation (depreciation) on investments	(5,925)	741	(3,984)	250	(59,866)	370	(121,542)	(557,101)	(121,753)	1,063,724
Capital gain distributions	—	1,508	—	—	—	4,571	—	540,451	—	—

Increase (decrease) in net assets from operations	(10,280)	156	(5,561)	251	(111,457)	4,609	(1,007,469)	(635,193)	(399,788)	(717,546)

From capital transactions:
Net premiums	27,932	8,913	46,528	12,693	80,733	252,358	—	35,830	—	13,925
Loan interest	—	—	—	—	—	—	(2,191)	(1,159)	(31,465)	(139)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	(8,924)	—	(8,239)	(3,728)
Surrenders	—	—	—	—	—	—	(76,130)	(169,500)	(3,551)	(16,597)
Loans	—	—	—	—	—	—	(42,370)	(84,219)	(12,494)	(35,276)
Cost of insurance and administrative expenses (note 4a)	(539)	(65)	(259)	(39)	(3,773)	(883)	(38,299)	(50,907)	(16,532)	(19,849)
Transfers (to) from the Guarantee Account	15,914	9,749	8,067	(3,476)	161,543	(34,164)	(496)	(4,357)	(11,613)	42,542
Transfers (to) from other subaccounts	—	—	7,378	—	(9,476)	10,000	(633,828)	(192,688)	(242,497)	157,440

Increase (decrease) in net assets from capital transactions (note 5)	43,307	18,597	61,714	9,178	229,027	227,311	(802,238)	(467,000)	(326,391)	138,318

Increase (decrease) in net assets	33,027	18,753	56,153	9,429	117,570	231,920	(1,809,707)	(1,102,193)	(726,179)	(579,228)
Net assets at beginning of year	18,753	—	9,429	—	231,920	—	3,347,777	4,449,970	1,658,560	2,237,788

Net assets at end of year	$51,780	18,753	65,582	9,429	349,490	231,920	1,538,070	3,347,777	932,381	1,658,560

Changes in units (note 5):
Units purchased	7,538	2,816	14,720	1,620	33,845	27,694	—	2,123	—	20,947
Units redeemed	(92)	(9)	(62)	(5)	(1,815)	(84)	(54,081)	(29,871)	(44,097)	(9,124)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	7,446	2,807	14,658	1,615	32,030	27,610	(54,081)	(27,748)	(44,097)	11,823

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Alliance Variable Products Series Fund, Inc.						Dreyfus
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B		Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002	Period from April 26, 2001 to December 31, 2001	Year ended December 31, 2002	Period from March 30, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 1, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 15, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5,279)	(1,120)	(1,279)	(247)	(792)	(142)	48	6	(98)	(11)
Net realized gain (loss)	(44,745)	(293)	(12,020)	(1,315)	(10,900)	(118)	1	(895)	(191)	(1)
Unrealized appreciation (depreciation) on investments	(205,123)	2,747	(32,163)	(15,188)	(19,635)	1,268	(2,849)	1,000	(4,088)	220
Capital gain distributions	28,332	1,401	—	1,213	—	171	—	—	—	—

Increase (decrease) in net assets from operations	(226,815)	2,735	(45,462)	(15,537)	(31,327)	1,179	(2,800)	111	(4,377)	208

From capital transactions:
Net premiums	409,307	413,402	133,988	31,160	27,074	58,699	18,950	4,000	5,301	7,387
Loan interest	—	—	—	—	(32)	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(11,027)	(1,699)	(1,280)	(284)	(1,083)	(174)	(194)	(32)	(163)	(43)
Transfers (to) from the Guarantee Account	665,296	50,344	29,137	24,234	37,507	1,503	5	(47)	10,252	4,789
Transfers (to) from other subaccounts	2,551	24,710	(11,714)	—	3,076	—	3,087	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	1,066,127	486,757	150,131	55,110	66,542	60,028	21,848	3,921	15,390	12,133

Increase (decrease) in net assets	839,312	489,492	104,669	39,573	35,215	61,207	19,048	4,032	11,013	12,341
Net assets at beginning of year	489,492	—	39,573	—	61,207	—	4,032	—	12,341	—

Net assets at end of year	$1,328,804	489,492	144,242	39,573	96,422	61,207	23,080	4,032	23,354	12,341

Changes in units (note 5):
Units purchased	118,440	47,182	24,135	5,239	10,069	7,523	1,975	415	2,901	1,732
Units redeemed	(1,208)	(161)	(1,920)	(32)	(165)	(22)	(17)	(3)	(30)	(6)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	117,232	47,021	22,215	5,207	9,904	7,501	1,958	412	2,871	1,726

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from July 9, 2001 to December 31, 2001	Year ended December 31, 2002	Period from December 15, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(326)	(1,041)	50,797	59,498	9,864	(299)	(155)	—	11,490	7,708
Net realized gain (loss)	(47,590)	(805)	(250,845)	(39,405)	(1,622)	15	679	28	(36,835)	(8,044)
Unrealized appreciation (depreciation) on investments	(146,896)	(56,342)	210,160	(25,583)	(7,250)	790	(3,824)	(10,035)	(59,539)	(58,305)
Capital gain distributions	—	4,548	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(194,812)	(53,640)	10,112	(5,490)	992	506	(3,300)	(10,007)	(84,884)	(58,641)

From capital transactions:
Net premiums	—	—	1,800	7,200	14,886	226,596	8,611	20,033	—	—
Loan interest	(72)	(55)	(29)	(662)	—	—	—	—	(127)	(369)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(739)	(3,737)	—	—	—	—	—	—	—
Surrenders	(7,908)	(9,505)	(155,149)	(73,450)	—	—	—	—	(731)	(1,214)
Loans	(5,396)	(26,680)	539	(7,141)	—	—	—	—	183	10,400
Cost of insurance and administrative expenses (note 4a)	(10,991)	(10,733)	(8,931)	(8,684)	(1,512)	(558)	(162)	(19)	(3,792)	(4,561)
Transfers (to) from the Guarantee Account	2,762	6,567	(2,976)	138	19,078	(115,846)	(221)	(9)	211	19,899
Transfers (to) from other subaccounts	(237,283)	429,267	242,999	74,053	59,221	—	—	—	7,655	(19,606)

Increase (decrease) in net assets from capital transactions (note 5)	(258,888)	388,122	74,516	(8,546)	91,673	110,192	8,228	20,005	3,399	4,549

Increase (decrease) in net assets	(453,700)	334,482	84,628	(14,036)	92,665	110,698	4,928	9,998	(81,485)	(54,092)
Net assets at beginning of year	1,073,698	739,216	598,644	612,680	110,698	—	9,998	—	334,066	388,158

Net assets at end of year	$619,998	1,073,698	683,272	598,644	203,363	110,698	14,926	9,998	252,581	334,066

Changes in units (note 5):
Units purchased	99	24,986	19,246	9,789	9,379	11,404	1,253	1,520	406	10,385
Units redeemed	(17,095)	(2,739)	(13,167)	(10,835)	(152)	(27)	(23)	(1)	(240)	(10,144)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(16,996)	22,247	6,079	(1,046)	9,227	11,377	1,230	1,519	166	241

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from May 3, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from April 25, 2001 to December 31, 2001	Year ended December 31,
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$59,018	50,426	(126)	(663)	(75,030)	(134,174)	(1,203)	(303)	(10,362)	126,320
Net realized gain (loss)	(473,955)	3,674	(25,638)	122	(3,955,861)	(1,656,040)	(14,160)	(723)	(1,713,734)	(641,079)
Unrealized appreciation (depreciation) on investments	(1,909,310)	(1,511,503)	(93,881)	8,881	1,213,874	(1,566,768)	(29,729)	332	1,267,133	(527,241)
Capital gain distributions	262,586	618,284	7,437	—	—	851,111	—	—	—	261,309

Increase (decrease) in net assets from operations	(2,061,661)	(839,119)	(112,208)	8,340	(2,817,017)	(2,505,871)	(45,092)	(694)	(456,963)	(780,691)

From capital transactions:
Net premiums	—	2,012	246,604	402,659	—	22,062	28,047	121,516	(8,036)	7,300
Loan interest	(687)	(15,798)	—	—	(48,312)	(21,692)	—	—	1,515	2,211
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(104,613)	(407,969)	(4,204)	—	(32,887)	(90,222)	—	—	(37,142)	(148,876)
Surrenders	(439,991)	(651,032)	—	—	(325,791)	(480,632)	(10,387)	—	(45,989)	(145,935)
Loans	(79,635)	(113,753)	—	—	(17,409)	(58,422)	—	—	(21,916)	(72,947)
Cost of insurance and administrative expenses (note 4a)	(111,834)	(130,600)	(5,989)	(1,027)	(80,252)	(115,445)	(1,624)	(412)	(19,739)	(30,519)
Transfers (to) from the Guarantee Account	(32,280)	44,430	279,728	(127,488)	18,756	(565,682)	71,901	(21,550)	105,870	30,410
Transfers (to) from other subaccounts	(914,005)	1,054,816	48,767	7,869	(706,201)	30,404	6,756	—	1,993,201	(57,337)

Increase (decrease) in net assets from capital transactions (note 5)	(1,683,045)	(217,894)	564,906	282,013	(1,192,096)	(1,279,629)	94,693	99,554	1,967,764	(415,693)

Increase (decrease) in net assets	(3,744,706)	(1,057,013)	452,698	290,353	(4,009,113)	(3,785,500)	49,601	98,860	1,510,801	(1,196,384)
Net assets at beginning of year	12,310,701	13,367,714	290,353	—	9,506,686	13,292,186	98,860	—	2,300,453	3,496,837

Net assets at end of year	$8,565,995	12,310,701	743,051	290,353	5,497,573	9,506,686	148,461	98,860	3,811,254	2,300,453

Changes in units (note 5):
Units purchased	—	29,672	62,020	29,220	—	2,129	17,083	13,171	149,421	492
Units redeemed	(48,980)	(35,700)	(1,105)	(68)	(34,379)	(31,135)	(1,934)	(42)	(9,949)	(23,553)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(48,980)	(6,028)	60,915	29,152	(34,379)	(29,006)	15,149	13,129	139,472	(23,061)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from July 6, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from May 15, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	149,814	187,445	(29,864)	(39,517)	(1,579)	(303)	265	2,186	30	(129)	(506)	(3,428)	(1,586)	(352)
Net realized gain (loss)	(209,621)	(67,206)	(508,667)	(424,441)	(3,761)	(32)	(90,080)	(152,011)	(5,053)	4	(45,581)	(55,765)	963	(16,137)
Unrealized appreciation (depreciation) on investments	(513,080)	(584,159)	(206,577)	(1,044,662)	(14,911)	679	6,079	5,140	(11,556)	1,969	(19,856)	(23,765)	(31,859)	19,743
Capital gain distributions	—	101,299	—	236,810	—	—	—	40,855	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(572,887)	(362,621)	(745,108)	(1,271,810)	(20,251)	344	(83,736)	(103,830)	(16,579)	1,844	(65,943)	(82,958)	(32,482)	3,254

From capital transactions:
Net premiums	5,000	3,300	4,000	23,850	352,917	64,608	5,000	—	17,793	58,509	—	8,000	217,948	67,986
Loan interest	15,063	7,241	15,735	8,991	(35)	—	(253)	(891)	—	—	(578)	(183)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(150,509)	(252,816)	(19,293)	(1,246)	—	—	(8,475)	(36,535)	—	—	(2,785)	—	—	—
Surrenders	(246,176)	(193,955)	(451,506)	(138,923)	—	—	(57,529)	(232,216)	—	—	(6,095)	(33,397)	—	—
Loans	(43,094)	(70,432)	(42,470)	(140,896)	—	—	(8,542)	(38,855)	—	—	(1,793)	(62,163)	—	—
Cost of insurance and administrative expenses (note 4a)	(54,609)	(65,922)	(92,388)	(94,945)	(2,437)	(362)	(5,100)	(8,484)	(1,056)	(146)	(3,374)	(4,967)	(2,796)	(399)
Transfers (to) from the Guarantee Account	14,471	42,850	(14,752)	204,090	20,326	4,035	(225)	47,389	26,064	12,539	119	15,782	53,628	4,432
Transfers (to) from other subaccounts	(309,923)	75,965	(635,295)	(134,120)	281	(100)	65,041	(174,469)	(5,816)	—	(31,871)	(25,884)	39,253	20,000

Increase (decrease) in net assets from capital transactions (note 5)	(769,777)	(453,769)	(1,235,969)	(273,199)	371,052	68,181	(10,083)	(444,061)	36,985	70,902	(46,377)	(102,812)	308,033	92,019

Increase (decrease) in net assets	(1,342,664)	(816,390)	(1,981,077)	(1,545,009)	350,801	68,525	(93,819)	(547,891)	20,406	72,746	(112,320)	(185,770)	275,551	95,273
Net assets at beginning of year	5,935,889	6,752,279	7,760,251	9,305,260	68,525	—	515,246	1,063,137	72,746	—	321,608	507,378	95,273	—

Net assets at end of year	4,593,225	5,935,889	5,779,174	7,760,251	419,326	68,525	421,427	515,246	93,152	72,746	209,288	321,608	370,824	95,273

Changes in units (note 5):
Units purchased	1,114	2,980	810	765	46,243	8,008	1,470	967	5,308	8,302	—	670	31,439	9,408
Units redeemed	(32,065)	(19,793)	(51,689)	(12,422)	(304)	(49)	(1,677)	(31,245)	(832)	(17)	(4,671)	(10,610)	(280)	(40)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(30,951)	(16,813)	(50,879)	(11,657)	45,939	7,959	(207)	(30,278)	4,476	8,285	(4,671)	(9,940)	31,159	9,368

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,190)	(2,010)	63,270	43,293	1,900	952	(5,139)	(4,762)	30,068	356,459	(9,363)	(7,552)
Net realized gain (loss)	229,575	(8,885)	287,692	12,607	(109,215)	(170,012)	36,232	25,875	—	—	(463,450)	(21,399)
Unrealized appreciation (depreciation) on investments	(226,178)	(5,385)	(221,092)	18,802	73,004	101,474	(278,123)	(84,368)	1,525	—	273,918	(40,567)
Capital gain distributions	—	—	36,364	—	—	2,246	10,083	48,536	83	—	4	21,879

Increase (decrease) in net assets from operations	2,207	(16,280)	166,234	74,702	(34,311)	(65,340)	(236,947)	(14,719)	31,676	356,459	(198,891)	(47,639)

From capital transactions:
Net premiums	—	—	15,671	10,865	—	1,904	157,491	141,375	1,907,394	3,129,821	81,665	27,205
Loan interest	(332)	70,693	(17,523)	(5,066)	(24,040)	(120)	(32,981)	(1,581)	146,263	(3,854)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(9,627)	—	—	—	(32,066)	(53,124)	(129,595)	(89,860)	(2,575)	—
Surrenders	—	—	(130,025)	(176,996)	(4,691)	(19,958)	(13,022)	(15,888)	(1,930,072)	(419,731)	—	—
Loans	—	—	(26,260)	(1,670)	(1,500)	—	(23,357)	(2,228)	(399,903)	(279,376)	(6,348)	—
Cost of insurance and administrative expenses (note 4a)	(1,214)	(562)	(20,615)	(14,244)	(3,195)	(3,658)	(22,858)	(13,448)	(192,674)	(154,845)	(13,423)	(9,423)
Transfers (to) from the Guarantee Account	(74,849)	19,712	44,463	4,389	4,032	7,552	165,001	18,614	(393,083)	(2,218,014)	(16,747)	8,557
Transfers (to) from other subaccounts	191,524	(687,676)	673,884	88,371	(63,160)	266,687	405,958	522,907	2,436,666	3,539,529	101,337	139,348

Increase (decrease) in net assets from capital transactions (note 5)	115,129	(597,833)	529,968	(94,351)	(92,554)	252,407	604,166	596,627	1,444,996	3,503,670	143,909	165,687

Increase (decrease) in net assets	117,336	(614,113)	696,202	(19,649)	(126,865)	187,067	367,219	581,908	1,476,672	3,860,129	(54,982)	118,048
Net assets at beginning of year	33,002	647,115	1,249,884	1,269,533	519,418	332,351	1,378,508	796,600	14,796,345	10,936,216	747,022	628,974

Net assets at end of year	$150,338	33,002	1,946,086	1,249,884	392,553	519,418	1,745,727	1,378,508	16,273,017	14,796,345	692,040	747,022

Changes in units (note 5):
Units purchased	16,295	6,840	62,958	8,329	—	22,744	65,131	46,406	369,946	266,993	23,023	19,865
Units redeemed	(6,501)	(66,599)	(17,080)	(16,384)	218	(2,010)	(11,480)	(5,824)	(250,720)	(37,231)	(6,153)	(1,032)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	9,794	(59,759)	45,878	(8,055)	218	20,734	53,651	40,582	119,226	229,762	16,870	18,833

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from April 17, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$31,423	17,763	7,110	(22,019)	(1,792)	93	17,741	20,998	116	(369)	269	201
Net realized gain (loss)	35,520	4,798	(472,969)	(223,483)	(11,189)	557	(16,324)	5,647	(104,287)	(3,453)	(56)	(26)
Unrealized appreciation (depreciation) on investments	(144,214)	44,085	(960,081)	(813,776)	(39,805)	2,247	(208,368)	(121,737)	19,436	(13,016)	(18,666)	889
Capital gain distributions	52,725	8,645	9,409	74,413	2,145	2,727	16,511	21,120	—	1,230	—	—

Increase (decrease) in net assets from operations	(24,546)	75,291	(1,416,531)	(984,865)	(50,641)	5,624	(190,440)	(73,972)	(84,735)	(15,608)	(18,453)	1,064

From capital transactions:
Net premiums	—	—	877,551	448,963	227,328	85,537	5,000	30,815	72,220	119,525	50,334	44,019
Loan interest	(2,546)	(445)	(1,182)	(3,158)	(24)	—	(1,668)	(747)	(3,790)	(60)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(7,258)	(1,201)	(20,200)	—	—	—	(15,725)	(13,185)	(3,944)	—	—	—
Surrenders	(23,525)	(27,966)	(375,099)	(433,901)	—	—	(70,212)	(53,193)	(32,756)	(16,794)	—	—
Loans	15,756	(49,620)	(76,402)	(63,482)	—	—	(26,756)	(13,240)	(1,228)	(1,473)	—	—
Cost of insurance and administrative expenses (note 4a)	(16,115)	(11,351)	(76,750)	(79,493)	(3,622)	(326)	(21,351)	(19,258)	(5,789)	(2,968)	(1,033)	(158)
Transfers (to) from the Guarantee Account	(122,272)	(30,216)	338,063	73,431	145,500	7,980	28,475	38,516	74,412	13,118	53,863	4,684
Transfers (to) from other subaccounts	259,230	(2,479,892)	(129,360)	(197,842)	29,148	(430)	194,871	56,906	170,746	98,882	134	10

Increase (decrease) in net assets from capital transactions (note 5)	103,270	(2,600,691)	536,621	(255,482)	398,330	92,761	92,634	26,614	269,871	210,230	103,298	48,555

Increase (decrease) in net assets	78,724	(2,525,400)	(879,910)	(1,240,347)	347,689	98,385	(97,806)	(47,358)	185,136	194,622	84,845	49,619
Net assets at beginning of year	888,678	3,414,078	5,973,821	7,214,168	98,385	—	1,707,374	1,754,732	341,711	147,089	49,619	—

Net assets at end of year	$967,402	888,678	5,093,911	5,973,821	446,074	98,385	1,609,568	1,707,374	526,847	341,711	134,464	49,619

Changes in units (note 5):
Units purchased	13,004	—	335,147	67,987	33,353	7,818	6,730	3,215	36,619	23,078	12,353	5,364
Units redeemed	(8,067)	(135,535)	(190,606)	(33,989)	(300)	(59)	(3,997)	(2,435)	(5,517)	(2,035)	(123)	(17)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	4,937	(135,535)	144,541	33,998	33,053	7,759	2,733	780	31,102	21,043	12,230	5,347

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$97	(363)	(9,187)	1,695	(21,417)	(49,792)	(4,311)	(201)	47,970	73,384
Net realized gain (loss)	(712)	(184)	27,583	97,038	(761,627)	(3,469,483)	(10,528)	(1,110)	(50,175)	149,406
Unrealized appreciation (depreciation) on investments	(6,935)	(5,115)	(170,664)	(32,449)	162,268	1,310,498	(97,852)	(3,014)	(431,118)	(616,213)
Capital gain distributions	—	—	7,169	105,684	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(7,550)	(5,662)	(145,099)	171,968	(620,776)	(2,208,777)	(112,691)	(4,325)	(433,323)	(393,423)

From capital transactions:
Net premiums	—	—	—	14,747	3,250	17,341	428,292	36,952	3,000	22,769
Loan interest	—	—	(1,478)	(737)	1,180	29,866	—	—	(20,968)	(20,440)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(28,536)	—	—	(53,425)	—	—	(107,818)	(548,905)
Surrenders	—	—	(23,350)	—	(162,937)	(90,768)	—	—	(456,481)	(212,175)
Loans	(1,391)	—	(39,716)	(46,857)	(18,259)	(54,804)	—	—	(27,778)	(84,367)
Cost of insurance and administrative expenses (note 4a)	(680)	(512)	(32,123)	(16,756)	(21,608)	(40,963)	(4,615)	(275)	(60,887)	(66,060)
Transfers (to) from the Guarantee Account	6	17	(57,640)	(16,728)	1,440	32,995	31,936	(1,346)	(43,247)	99,220
Transfers (to) from other subaccounts	8,817	18,147	138,244	1,698,845	(348,948)	(946,121)	25,877	11,880	(1,015,196)	380,602

Increase (decrease) in net assets from capital transactions (note 5)	6,752	17,652	(44,599)	1,632,514	(545,882)	(1,105,879)	481,490	47,211	(1,729,375)	(429,356)

Increase (decrease) in net assets	(798)	11,990	(189,698)	1,804,482	(1,166,658)	(3,314,656)	368,799	42,886	(2,162,698)	(822,779)
Net assets at beginning of year	52,651	40,661	2,461,973	657,491	2,409,979	5,724,635	42,886	—	6,020,321	6,843,100

Net assets at end of year	$51,853	52,651	2,272,275	2,461,973	1,243,321	2,409,979	411,685	42,886	3,857,623	6,020,321

Changes in units (note 5):
Units purchased	1,102	2,165	19,945	150,625	259	2,202	108,366	8,725	145	23,957
Units redeemed	(259)	(61)	(23,823)	(5,656)	(33,152)	(52,527)	(1,079)	(44)	(83,551)	(42,864)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	843	2,104	(3,878)	144,969	(32,893)	(50,325)	107,287	8,681	(83,406)	(18,907)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Balanced Portfolio — Service Shares		Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from June 4, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
			2002	2001			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$9,067	1,928	(9,873)	(2,253)	(249)	(27)	30,767	15,117	(5,358)	(3,122)	(1,429)	(1,434)
Net realized gain (loss)	(9,302)	61	(245,413)	(644,599)	(68)	(185)	207,183	742	(21,205)	(23,021)	(879,064)	(223,628)
Unrealized appreciation (depreciation) on investments	(50,364)	(1,775)	28,954	(67,637)	(5,644)	323	(156,977)	1,736	(128,082)	(12,033)	(224,813)	49,697
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(50,599)	214	(226,332)	(714,489)	(5,961)	111	80,973	17,595	(154,645)	(38,176)	(1,105,306)	(175,365)

From capital transactions:
Net premiums	440,800	266,372	—	14,185	9,519	26,258	—	—	220,900	5,800	1,250	19,313
Loan interest	—	—	(611)	(2,758)	—	—	(2)	—	51	(167)	(4,162)	162
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(4,261)	—	—	—	—	—	—	(21,111)	(1,103)	—	(776)	—
Surrenders	—	—	(11,869)	(15,782)	—	—	(13,117)	—	(20,154)	—	(6,120)	—
Loans	—	—	(3,379)	(33,418)	—	—	(18,466)	—	(5,813)	—	(9,157)	(4,233)
Cost of insurance and administrative expenses (note 4a)	(7,235)	(1,399)	(22,884)	(29,874)	(374)	(144)	(5,989)	(3,443)	(5,013)	(2,671)	(1,087)	(2,438)
Transfers (to) from the Guarantee Account	210,457	27,275	(10,846)	(29,116)	676	(5,105)	(25,704)	(6,052)	58,280	13,996	1,001,450	(9,980)
Transfers (to) from other subaccounts	29,373	13,490	(441,824)	(119,956)	—	7,676	(62,818)	128,992	65,870	196,675	84,033	59,556

Increase (decrease) in net assets from capital transactions (note 5)	669,134	305,738	(491,413)	(216,719)	9,821	28,685	(126,096)	98,386	313,018	213,633	1,065,401	62,380

Increase (decrease) in net assets	618,535	305,952	(717,745)	(931,208)	3,860	28,796	(45,123)	115,981	158,373	175,457	(39,905)	(112,985)
Net assets at beginning of year	305,952	—	1,693,577	2,624,785	28,796	—	366,322	250,341	329,948	154,491	58,990	171,975

Net assets at end of year	$924,487	305,952	975,832	1,693,577	32,656	28,796	321,199	366,322	488,321	329,948	19,085	58,990

Changes in units (note 5):
Units purchased	72,870	32,146	—	1,578	1,448	4,027	—	8,221	48,131	22,063	27,343	15,870
Units redeemed	(1,231)	(143)	(25,923)	(18,238)	(52)	(16)	(4,764)	(1,565)	(4,620)	(301)	(33,622)	(27,696)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	71,639	32,003	(25,923)	(16,660)	1,396	4,011	(4,764)	6,656	43,511	21,762	(6,279)	(11,826)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares		Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31, 2002	Period from April 26, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from June 15, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from May 9, 2001 to December 31, 2001
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(54,563)	(84,001)	(1,072)	(120)	(7,574)	(7,723)	(26)	16	(32,664)	(100,604)	(623)	(381)
Net realized gain (loss)	(2,566,389)	(860,748)	(15,953)	(280)	(956,937)	(771,175)	(814)	35	(3,633,106)	(1,244,156)	(1,707)	(12,593)
Unrealized appreciation (depreciation) on investments	1,236,264	(1,175,735)	(19,752)	1,694	525,937	64,883	(8,199)	(310)	1,459,159	(2,095,952)	(35,969)	11,801
Capital gain distributions	—	12,827	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(1,384,688)	(2,107,657)	(36,777)	1,294	(438,574)	(714,015)	(9,039)	(259)	(2,206,611)	(3,440,712)	(38,299)	(1,173)

From capital transactions:
Net premiums	—	19,652	93,490	52,931	3,000	15,515	49,942	2,500	7,200	79,381	35,733	111,833
Loan interest	(15,382)	(6,078)	—	—	(26,904)	(1,773)	—	—	(4,737)	(9,509)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(16,616)	(1,859)	—	—	—	(1,386)	—	—	(39,385)	(8,606)	—	—
Surrenders	(85,286)	(374,933)	—	—	(26,335)	(31,238)	—	—	(537,307)	(295,316)	—	—
Loans	(43,996)	(124,854)	—	—	(22,629)	(50,587)	—	—	(66,061)	(114,281)	—	—
Cost of insurance and administrative expenses (note 4a)	(57,863)	(78,017)	(1,206)	(169)	(20,282)	(28,806)	(342)	(4)	(93,227)	(128,469)	(1,516)	(590)
Transfers (to) from the Guarantee Account	37,529	(38,847)	24,406	(6,147)	(15,034)	3,241	(141)	(31)	9,760	45,058	13,794	13,268
Transfers (to) from other subaccounts	(461,103)	(551,626)	(52,061)	—	(330,620)	(20,127)	—	—	(800,876)	(1,396,048)	(5,079)	—

Increase (decrease) in net assets from capital transactions (note 5)	(642,717)	(1,156,562)	64,629	46,615	(438,804)	(115,161)	49,459	2,465	(1,524,633)	(1,827,790)	42,932	124,511

Increase (decrease) in net assets	(2,027,405)	(3,264,219)	27,852	47,909	(877,378)	(829,176)	40,420	2,206	(3,731,244)	(5,268,502)	4,633	123,338
Net assets at beginning of year	5,227,678	8,491,897	47,909	—	2,143,951	2,973,127	2,206	—	9,361,972	14,630,474	123,338	—

Net assets at end of year	$3,200,273	5,227,678	75,761	47,909	1,266,573	2,143,951	42,626	2,206	5,630,728	9,361,972	127,971	123,338

Changes in units (note 5):
Units purchased	145	2,430	15,084	7,120	160	794	7,922	315	324	4,643	7,874	17,352
Units redeemed	(38,773)	(53,497)	(6,846)	(22)	(23,671)	(6,852)	(54)	(1)	(69,596)	(79,401)	(1,048)	(78)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(38,628)	(51,067)	8,238	7,098	(23,511)	(6,058)	7,868	314	(69,272)	(74,758)	6,826	17,274

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002	Period from April 12, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 7, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 18, 2001 to December 31, 2001	Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(647)	(124)	(3,477)	(80)	(1,121)	(80)	9,782	(166)
Net realized gain (loss)	(8,513)	1	(9,514)	(16)	(14,480)	(209)	(10,293)	(155)
Unrealized appreciation (depreciation) on investments	(11,937)	(1,550)	(150,965)	951	(23,500)	5,857	(155,256)	(5,300)
Capital gain distributions	—	97	—	—	—	—	—	198

Increase (decrease) in net assets from operations	(21,097)	(1,576)	(163,956)	855	(39,101)	5,568	(155,767)	(5,423)

From capital transactions:
Net premiums	180,478	17,650	650,238	21,765	79,862	75,927	658,573	75,729
Loan interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(818)	(148)	(6,606)	(100)	(1,364)	(144)	(7,330)	(339)
Transfers (to) from the Guarantee Account	41,535	4,058	64,192	14,565	49,257	(13,437)	114,529	18,797
Transfers (to) from other subaccounts	—	—	27,391	—	(66,799)	—	15,648	4,121

Increase (decrease) in net assets from capital transactions (note 5)	221,195	21,560	735,215	36,230	60,956	62,346	781,420	98,308

Increase (decrease) in net assets	200,098	19,984	571,259	37,085	21,855	67,914	625,653	92,885
Net assets at beginning of year	19,984	—	37,085	—	67,914	—	92,885	—

Net assets at end of year	$220,082	19,984	608,344	37,085	89,769	67,914	718,538	92,885

Changes in units (note 5):
Units purchased	37,951	5,984	83,531	9,018	17,487	15,483	98,811	25,064
Units redeemed	(142)	(39)	(769)	(24)	(18,511)	(27)	(962)	(86)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	37,809	5,945	82,762	8,994	(1,024)	15,456	97,849	24,978

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 30, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(20,886)	(17,963)	101,787	113,480	(21,903)	(29,060)	(3,137)	(638)	268,985	305,549	(1,577)	(461)	71,383	76,015
Net realized gain (loss)	(708,228)	(1,015,974)	(12,054)	(34,432)	(2,039,197)	(234,310)	(30,234)	(1,376)	(933,357)	(101,737)	(11,111)	(245)	(103,661)	(15,905)
Unrealized appreciation (depreciation) on investments	(582,143)	(2,439,102)	41,480	18,831	938,910	(816,014)	(83,177)	180	551,040	(183,510)	(45,071)	2,571	(375,819)	(198,513)
Capital gain distributions	—	917,686	—	—	—	413,546	—	—	—	—	—	—	45,059	158,396

Increase (decrease) in net assets from operations	(1,311,257)	(2,555,353)	131,213	97,879	(1,122,190)	(665,838)	(116,548)	(1,834)	(113,332)	20,302	(57,759)	1,865	(363,038)	19,993

From capital transactions:
Net premiums	(20,857)	33,631	21,642	21,642	20,000	65,536	367,779	260,422	—	600	181,987	130,194	5,000	1,000
Loan interest	(2,867)	(4,831)	619	72,486	(3,184)	(3,401)	(45)	—	(2,544)	(1,874)	—	—	9,347	9,909
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(75,310)	—	—	—	(8,591)	(24,888)	—	—	(25,177)	(31,784)	—	—	(34,085)	(28,339)
Surrenders	(180,371)	(200,328)	(9,747)	(133,929)	(55,616)	(315,109)	—	—	(281,113)	(189,013)	—	—	(181,005)	(17,862)
Loans	(27,727)	(104,414)	(12,108)	11,422	(57,357)	(79,404)	—	—	(43,016)	(3,940)	—	—	(42,307)	(49,442)
Cost of insurance and administrative expenses (note 4a)	(48,379)	(65,548)	(20,257)	(17,598)	(42,084)	(47,130)	(5,496)	(778)	(29,885)	(35,045)	(3,110)	(638)	(29,430)	(32,722)
Transfers (to) from the Guarantee Account	51,155	11,941	57,054	(3,754)	(10,523)	36,513	132,778	16,981	(21,557)	34,230	134,573	5,249	9,624	30,056
Transfers (to) from other subaccounts	(544,398)	(234,677)	42,567	(348,563)	44,866	60,578	(6,240)	—	(221,367)	(13,802)	(17,781)	(22)	(185,131)	304,616

Increase (decrease) in net assets from capital transactions (note 5)	(848,754)	(564,226)	79,770	(398,294)	(112,489)	(307,305)	488,776	276,625	(624,659)	(240,628)	295,669	134,783	(447,987)	217,216

Increase (decrease) in net assets	(2,160,011)	(3,119,579)	210,983	(300,415)	(1,234,679)	(973,143)	372,228	274,791	(737,991)	(220,326)	237,910	136,648	(811,025)	237,209
Net assets at beginning of year	4,998,996	8,118,575	1,668,725	1,969,140	3,867,210	4,840,353	274,791	—	3,137,353	3,357,679	136,648	—	3,316,580	3,079,371

Net assets at end of year	$2,838,985	4,998,996	1,879,708	1,668,725	2,632,531	3,867,210	647,019	274,791	2,399,362	3,137,353	374,558	136,648	2,505,555	3,316,580

Changes in units (note 5):
Units purchased	—	1,006	4,712	4,910	2,304	3,902	63,721	30,688	—	157	40,824	16,079	844	10,449
Units redeemed	(25,571)	(13,802)	(1,630)	(21,891)	(7,288)	(10,870)	(1,492)	(88)	(20,587)	(7,854)	(2,698)	(78)	(15,876)	(3,907)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(25,571)	(12,796)	3,082	(16,981)	(4,984)	(6,968)	62,229	30,600	(20,587)	(7,697)	38,126	16,001	(15,032)	6,542

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio —Administrative Class Shares		High Yield Portfolio —Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from October 8, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 1, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 3, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 3, 2001 to December 31, 2001
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,727)	(17,075)	(3,257)	(6,310)	978	39	19,899	3,248	11,005	1,401	20,045	1,501
Net realized gain (loss)	26,828	(659,735)	(106,649)	(187,526)	682	2	(7,339)	(377)	1,931	31	1,770	57
Unrealized appreciation (depreciation) on investments	(110,543)	60,672	15,972	(36,601)	1,853	(90)	(3,948)	(1,804)	23,190	(4,793)	29,738	(3,364)
Capital gain distributions	—	—	—	—	343	—	—	—	24,944	3,972	15,450	3,303

Increase (decrease) in net assets from operations	(86,442)	(616,138)	(93,934)	(230,437)	3,856	(49)	8,612	1,067	61,070	611	67,003	1,497

From capital transactions:
Net premiums	3,250	2,000	2,000	3,000	65,332	8,750	267,457	126,639	235,371	144,704	646,917	298,908
Loan interest	(4,675)	(373)	1	(550)	—	—	(74)	—	—	—	(12)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	(4,397)	—	(5,840)	—	(5,803)	—
Surrenders	—	(21,689)	(2,073)	—	—	—	—	—	—	—	—	—
Loans	(4,267)	(79,701)	(829)	(2,371)	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(2,273)	(15,331)	(5,185)	(6,137)	(558)	(16)	(3,440)	(706)	(4,495)	(506)	(8,227)	(731)
Transfers (to) from the Guarantee Account	(12,392)	2,668,758	6,094	9,591	2,996	(1,256)	26,602	574	251,260	39,192	388,743	(57,616)
Transfers (to) from other subaccounts	158,814	(2,258,741)	957	(13,507)	48,772	—	54,539	7,029	29,645	4,771	210,231	5,525

Increase (decrease) in net assets from capital transactions (note 5)	138,457	294,923	965	(9,974)	116,542	7,478	340,687	133,536	505,941	188,161	1,231,849	246,086

Increase (decrease) in net assets	52,015	(321,215)	(92,969)	(240,411)	120,398	7,429	349,299	134,603	567,011	188,772	1,298,852	247,583
Net assets at beginning of year	219,421	540,636	358,465	598,876	7,429	—	134,603	—	188,772	—	247,583	—

Net assets at end of year	$271,436	219,421	265,496	358,465	127,827	7,429	483,902	134,603	755,783	188,772	1,546,435	247,583

Changes in units (note 5):
Units purchased	19,101	24	1,883	1,094	9,973	667	35,571	13,207	41,356	16,899	105,798	22,193
Units redeemed	(2,763)	(9,159)	(576)	(4,953)	(49)	(1)	(795)	(24)	(824)	(44)	(1,186)	(48)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	16,338	(9,135)	1,307	(3,859)	9,924	666	34,776	13,183	40,532	16,855	104,612	22,145

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc						Van Kampen Life Investment Trust
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund		Comstock Portfolio — Class II Shares
	Year ended December 31, 2002	Period from July 24, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2002 to December 31, 2002
			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(135)	(4)	(632)	(2,013)	21,041	2,054	143	393	(80)
Net realized gain (loss)	(365)	—	(28,456)	(12,059)	72,464	97	(530)	(17)	(3,599)
Unrealized appreciation (depreciation) on investments	(5,203)	125	(106,668)	(17,392)	(58,719)	(868)	(2,523)	(583)	1,856
Capital gain distributions	—	—	—	5,130	—	—	—	—	—

Increase (decrease) in net assets from operations	(5,703)	121	(135,756)	(26,334)	34,786	1,283	(2,910)	(207)	(1,823)

From capital transactions:
Net premiums	16,700	—	—	22,120	—	—	5,000	—	16,000
Loan interest	—	—	142	(82)	—	(22)	1	(12)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(1,023)	—	—	—	—	—	—
Surrenders	—	—	(664)	—	—	—	(9,258)	—	—
Loans	—	—	(5,532)	(1,360)	12,468	(4)	—	(7)	—
Cost of insurance and administrative expenses (note 4a)	(177)	(4)	(8,550)	(6,113)	(3,525)	(370)	(590)	(302)	(114)
Transfers (to) from the Guarantee Account	7,888	1,735	(7,963)	(25,671)	(73,959)	50	(0)	(52)	17,903
Transfers (to) from other subaccounts	—	—	67,300	290,380	475,149	63,077	19,813	20,111	—

Increase (decrease) in net assets from capital transactions (note 5)	24,411	1,731	43,710	279,274	410,133	62,731	14,966	19,738	33,789

Increase (decrease) in net assets	18,708	1,852	(92,046)	252,940	444,919	64,014	12,056	19,531	31,966
Net assets at beginning of year	1,852	—	468,596	215,656	64,014	—	28,993	9,462	—

Net assets at end of year	$20,560	1,852	376,550	468,596	508,933	64,014	41,049	28,993	31,966

Changes in units (note 5):
Units purchased	6,747	391	2,493	18,827	42,466	5,681	2,350	2,120	3,947
Units redeemed	(47)	(1)	(583)	(455)	(6,327)	(36)	(933)	(338)	(15)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	6,700	390	1,910	18,372	36,139	5,645	1,417	1,782	3,932

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for single premium variable life insurance policies and flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life & Annuity’s capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During May 2002, two subaccounts were added to the Account for Type I and Type II units (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund — Series I Shares to AIM V. I. Premier Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U.S. Government Bond Portfolio — Administrative Class Shares to Long-Term U.S. Government Portfolio — Administrative Class Shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Class

There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

(c)  Federal Income Taxes

The Account is not taxed separately because its operations are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares	$94,125	$51,194
AIM V.I. Growth Fund — Series I Shares	72,056	10,587
AIM V.I. Premier Equity Fund — Series I Shares	606,552	375,647
The Alger American Fund:
Alger American Growth Portfolio	564,499	1,395,889
Alger American Small Capitalization Portfolio	11,872,202	12,672,764
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	1,384,277	295,111
Premier Growth Portfolio — Class B	176,672	27,819
Quasar Portfolio — Class B	122,977	57,213
Dreyfus:
Dreyfus Investment Portfolios–Emerging Markets Portfolio — Initial Shares	22,273	378
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	29,216	13,930
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	348,668	585,802
Federated High Income Bond Fund II — Primary Shares	5,627,028	5,501,757
Federated High Income Bond Fund II — Service Shares	142,907	40,791
Federated International Small Company Fund II	19,335	11,261
Federated Utility Fund II	76,208	61,571
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	1,872,156	3,233,951
VIP Equity-Income Portfolio — Service Class 2	793,915	217,070
VIP Growth Portfolio	11,066,908	12,807,140
VIP Growth Portfolio — Service Class 2	161,999	68,509
VIP Overseas Portfolio	13,596,028	13,872,134
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	503,156	1,143,986
VIP II Contrafund® Portfolio	2,436,481	3,707,518
VIP II Contrafund® Portfolio — Service Class 2	444,126	70,902

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	$582,522	$570,074
VIP III Growth & Income Portfolio — Service Class 2	72,230	35,221
VIP III Growth Opportunities Portfolio	39,906	87,025
VIP III Mid Cap Portfolio — Service Class 2	368,146	61,746
GE Investments Funds, Inc.:
Global Income Fund	14,198,040	14,082,990
Income Fund	23,617,647	21,906,835
International Equity Fund	3,485,952	3,593,491
Mid-Cap Value Equity Fund	41,528,205	40,897,278
Money Market Fund	137,317,946	133,645,471
Premier Growth Equity Fund	5,035,430	4,901,018
Real Estate Securities Fund	1,188,709	1,007,987
S&P 500® Index Fund	2,553,050	1,997,749
Small-Cap Value Equity Fund	558,234	159,542
Total Return Fund	382,124	255,049
U.S. Equity Fund	1,322,931	1,049,516
Value Equity Fund	127,708	24,167
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	9,653	2,818
Goldman Sachs Mid Cap Value Fund	3,574,507	3,587,970
Janus Aspen Series:
Aggressive Growth Portfolio	494,919	1,062,573
Aggressive Growth Portfolio — Service Shares	519,058	41,901
Balanced Portfolio	1,751,287	3,432,854
Balanced Portfolio — Service Shares	852,487	169,963
Capital Appreciation Portfolio	317,889	821,549
Capital Appreciation Portfolio — Service Shares	10,467	894
Flexible Income Portfolio	21,968,861	20,964,712
Global Life Sciences Portfolio — Service Shares	417,181	109,578
Global Technology Portfolio — Service Shares	6,050,190	5,221,340
Growth Portfolio	14,144,628	15,776,387
Growth Portfolio — Service Shares	128,020	64,462
International Growth Portfolio	7,810,592	8,257,644
International Growth Portfolio — Service Shares	53,636	4,204
Worldwide Growth Portfolio	6,472,816	8,022,249
Worldwide Growth Portfolio — Service Shares	53,645	11,336
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	259,890	39,341
MFS® Investors Trust Series — Service Class Shares	785,004	53,265
MFS® New Discovery Series — Service Class Shares	134,649	74,799
MFS® Utilities Series — Service Class Shares	859,982	64,449
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	389,387	1,259,716
Oppenheimer Bond Fund/VA	756,340	574,573
Oppenheimer Capital Appreciation Fund/VA	4,432,173	4,576,110
Oppenheimer Global Securities Fund/VA — Service Shares	692,676	207,037
Oppenheimer High Income Fund/VA	3,843,683	4,198,955

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	$396,694	$102,602
Oppenheimer Multiple Strategies Fund/VA	317,589	649,756
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	5,399,880	5,500,502
PBHG Large Cap Growth Portfolio	310,404	332,183
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	163,545	45,657
High Yield Portfolio — Administrative Class Shares	475,792	113,817
Long-Term U.S. Government Portfolio — Administrative Class Shares	709,933	166,928
Total Return Portfolio — Administrative Class Shares	1,570,616	299,600
Rydex Variable Trust:
OTC Fund	32,615	8,339
Salomon Brothers Variable Series Funds Inc:
Investors Fund	202,355	159,394
Strategic Bond Fund	8,122,182	7,690,957
Total Return Fund	25,606	10,502
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	49,933	16,224

(4)	Related Party Transactions

(a)  GE Life & Annuity

For policies issued after May 1, 1995, policy owners may transfer cash values between the Account’s subaccounts and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain policy owners elect to allocate premiums to the general account of GE Life & Annuity and, over a period up to one year, periodically and systematically transfer amounts to the subaccounts of their choice. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared.

Type I Units (Policy Form P1097)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions. For ten years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of .20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of ..30% of that portion of the assets in the Account attributable to each premium payment. The sum of the cumulative distribution expense charges previously deducted attributable to a particular premium payment will never exceed 9% of that premium.

A Mortality and Expense Risk Charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .90% of the average daily net assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .40% of the average daily net assets.

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as age, gender, policy duration and risk class that causes the charge to vary by policy and from month to month.

There will be a surrender charge if the policy is surrendered within nine years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

before the surrender. The maximum surrender charge is 6% of premium payments for the first four years of the premium payment and then declines by 1% each year thereafter until reaching 0% after year nine.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Units (Policy Form P1254 and P1255)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its single premium variable life insurance policies less deductions. For 10 years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of .20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of .30% of that portion of the assets in the Account attributable to each premium payment.

A Mortality and Expense Risk Charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets during the first ten policy years and .35% thereafter. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted monthly from the assets in the subaccounts attributable to the policies equal to an effective annual rate of ..40% of the average daily net assets. The minimum monthly deduction for the Administrative expense charge is $8.00.

A cost of insurance charge is deducted monthly. For a single life policy, the effective annual rate of this charge is .65%. For a joint and last survivor policy, the effective annual rate of the charge is .35%.

There will be a surrender charge if the policy is surrendered within seven years of the initial premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% and decreases to 0% in year seven.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

Currently a charge is not assessed for transfers among subaccounts. GE Life & Annuity has reserved the right to assess a $10 transfer charge for each transfer.

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c )  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

life insurance policies and variable annuities issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(e)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type II units is zero due to the fact that the expense is deducted monthly by a redeption of units.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
The Alger American Fund:
Alger American Growth Portfolio
2002	123,144	$12.49	$1,538	1.30%	0.04%	(33.86)%
2001	177,225	18.89	3,348	1.30%	0.25%	(12.97)%
Alger American Small Capitalization Portfolio
2002	149,660	6.23	932	1.30%	0.00%	(27.18)%
2001	193,757	8.56	1,659	1.30%	0.04%	(30.43)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	46,687	13.28	620	1.30%	1.25%	(21.25)%
2001	63,683	16.86	1,074	1.30%	1.20%	(5.46)%
Federated High Income Bond Fund II — Primary Shares
2002	49,334	13.85	683	1.30%	9.50%	0.07%
2001	43,255	13.84	599	1.30%	10.63%	0.06%
Federated Utility Fund II
2002	23,173	10.90	253	1.30%	5.32%	(24.94)%
2001	23,007	14.52	334	1.30%	3.41%	(14.85)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	274,815	31.17	8,566	1.30%	1.87%	(18.02)%
2001	323,795	38.02	12,311	1.30%	1.72%	(6.20)%
VIP Growth Portfolio
2002	178,203	30.85	5,498	1.30%	0.26%	(31.01)%
2001	212,582	44.72	9,507	1.30%	0.08%	(18.72)%
VIP Overseas Portfolio
2002	265,593	14.35	3,811	1.30%	0.75%	(21.31)%
2001	126,121	18.24	2,300	1.30%	5.56%	(22.20)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	188,247	24.40	4,593	1.30%	4.20%	(9.91)%
2001	219,198	27.08	5,936	1.30%	4.31%	(5.34)%
VIP II Contrafund® Portfolio
2002	252,256	22.91	5,779	1.30%	0.87%	(10.53)%
2001	303,135	25.60	7,760	1.30%	0.82%	(13.39)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	35,060	12.02	421	1.30%	1.30%	(17.70)%
2001	35,267	14.61	515	1.30%	1.60%	(9.94)%
VIP III Growth Opportunities Portfolio
2002	25,246	8.29	209	1.30%	1.09%	(22.86)%
2001	29,917	10.75	322	1.30%	0.44%	(15.54)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
GE Investments Funds, Inc.:
Global Income Fund
2002	13,107	$11.47	$150	1.30%	0.64%	15.12%
2001	3,313	9.96	33	1.30%	0.00%	(2.96)%
Income Fund
2002	146,090	13.05	1,906	1.30%	4.15%	8.46%
2001	103,897	12.03	1,250	1.30%	4.74%	6.03%
International Equity Fund
2002	41,672	9.42	393	1.30%	1.71%	(24.82)%
2001	41,454	12.53	519	1.30%	1.44%	(21.89)%
Mid-Cap Value Equity Fund
2002	84,565	14.43	1,220	1.30%	1.04%	(14.88)%
2001	71,065	16.95	1,205	1.30%	0.84%	(0.98)%
Money Market Fund
2002	835,428	17.48	14,603	1.30%	1.54%	0.16%
2001	810,426	17.45	14,142	1.30%	4.03%	2.62%
Premier Growth Equity Fund
2002	64,298	7.69	494	1.30%	0.05%	(22.04)%
2001	73,412	9.86	724	1.30%	0.11%	(10.32)%
Real Estate Securities Fund
2002	46,757	20.69	967	1.30%	4.24%	(2.63)%
2001	41,820	21.25	889	1.30%	3.28%	10.38%
S&P 500® Index Fund
2002	120,870	30.57	3,695	1.30%	1.39%	(23.38)%
2001	138,814	39.90	5,539	1.30%	0.96%	(13.41)%
Total Return Fund
2002	54,067	29.77	1,610	1.30%	2.36%	(10.49)%
2001	51,334	33.26	1,707	1.30%	2.55%	(4.16)%
U.S. Equity Fund
2002	35,121	8.89	312	1.30%	1.24%	(20.31)%
2001	19,782	11.16	221	1.30%	1.00%	(9.67)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	7,637	6.79	52	1.30%	1.48%	(12.49)%
2001	6,794	7.75	53	1.30%	0.54%	(10.52)%
Goldman Sachs Mid Cap Value Fund
2002	201,801	11.26	2,272	1.30%	0.94%	(5.93)%
2001	205,679	11.97	2,462	1.30%	1.42%	10.59%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	87,006	14.29	1,243	1.30%	0.00%	(28.87)%
2001	119,899	20.10	2,410	1.30%	0.00%	(40.24)%
Balanced Portfolio
2002	189,007	20.41	3,858	1.30%	2.27%	(7.66)%
2001	272,413	22.10	6,020	1.30%	2.50%	(5.91)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
Capital Appreciation Portfolio
2002	58,293	$16.74	$976	1.30%	0.52%	(16.77)%
2001	84,216	20.11	1,694	1.30%	1.22%	(22.70)%
Flexible Income Portfolio
2002	19,609	16.38	321	1.30%	4.46%	9.04%
2001	24,373	15.03	366	1.30%	6.27%	6.33%
Global Life Sciences Portfolio — Service Shares
2002	41,499	6.53	271	1.30%	0.00%	(30.46)%
2001	33,891	9.40	319	1.30%	0.00%	(17.84)%
Global Technology Portfolio — Service Shares
2002	4,019	2.46	10	1.30%	0.00%	(41.70)%
2001	10,228	4.21	43	1.30%	0.61%	(38.14)%
Growth Portfolio
2002	208,895	15.32	3,200	1.30%	0.00%	(27.46)%
2001	247,523	21.12	5,228	1.30%	0.07%	(25.72)%
International Growth Portfolio
2002	96,464	13.13	1,267	1.30%	0.83%	(26.55)%
2001	119,975	17.87	2,144	1.30%	0.99%	(24.24)%
Worldwide Growth Portfolio
2002	311,606	18.07	5,631	1.30%	0.86%	(26.47)%
2001	380,878	24.58	9,362	1.30%	0.45%	(23.45)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	100,317	28.30	2,839	1.30%	0.72%	(28.73)%
2001	125,888	39.71	4,999	1.30%	1.00%	(32.17)%
Oppenheimer Bond Fund/VA
2002	69,645	26.99	1,880	1.30%	7.20%	7.67%
2001	66,563	25.07	1,669	1.30%	8.12%	6.38%
Oppenheimer Capital Appreciation Fund/VA
2002	82,292	31.99	2,633	1.30%	0.61%	(27.81)%
2001	87,276	44.31	3,867	1.30%	0.64%	(13.72)%
Oppenheimer High Income Fund/VA
2002	79,265	30.27	2,399	1.30%	11.03%	(3.66)%
2001	99,852	31.42	3,137	1.30%	10.57%	0.64%
Oppenheimer Multiple Strategies Fund/VA
2002	88,224	28.40	2,506	1.30%	3.80%	(11.56)%
2001	103,256	32.12	3,317	1.30%	3.69%	0.88%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	36,730	7.39	271	1.30%	0.00%	(31.33)%
2001	20,392	10.76	219	1.30%	0.00%	(41.25)%
PBHG Large Cap Growth Portfolio
2002	22,443	11.83	265	1.30%	0.00%	(30.24)%
2001	21,136	16.96	358	1.30%	0.00%	(29.22)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	34,451	$10.93	$377	1.30%	1.15%	(24.05)%
2001	32,541	14.40	469	1.30%	0.85%	(5.40)%
Strategic Bond Fund
2002	41,784	12.18	509	1.30%	4.54%	7.43%
2001	5,645	11.34	64	1.30%	7.74%	5.52%
Total Return Fund
2002	4,036	10.17	41	1.30%	1.68%	(8.08)%
2001	2,619	11.07	29	1.30%	3.54%	(2.09)%

Type II:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	10,253	5.05	52	0.00%	0.00%	(24.36)%
2001	2,807	6.68	19	0.00%	0.00%	(24.12)%
AIM V.I. Growth Fund — Series I Shares
2002	16,273	4.03	66	0.00%	0.00%	(30.97)%
2001	1,615	5.84	9	0.00%	0.29%	(34.61)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	59,640	5.86	349	0.00%	0.43%	(30.26)%
2001	27,610	8.40	232	0.00%	0.33%	(13.52)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	164,253	8.09	1329	0.00%	0.52%	(22.26)%
2001	47,021	10.41	489	0.00%	0.10%	(0.94)%
Premier Growth Portfolio — Class B
2002	27,422	5.26	144	0.00%	0.00%	(30.84)%
2001	5,207	7.60	40	0.00%	0.00%	(18.30)%
Quasar Portfolio — Class B
2002	17,405	5.54	96	0.00%	0.00%	(32.06)%
2001	7,501	8.16	61	0.00%	0.00%	(13.81)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	2,370	9.74	23	0.00%	1.50%	(0.48)%
2001	412	9.78	4	0.00%	0.60%	2.19%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	4,597	5.08	23	0.00%	0.37%	(28.94)%
2001	1,726	7.15	12	0.00%	0.08%	(23.42)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	20,604	9.87	203	0.00%	8.72%	1.23%
2001	11,377	9.73	111	0.00%	0.00%	(2.65)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Federated International Small Company Fund II
2002	2,749	$5.43	$15	0.00%	0.00%	(17.48)%
2001	1,519	6.58	10	0.00%	0.00%	(30.78)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	90,067	8.25	743	0.00%	1.02%	(17.15)%
2001	29,152	9.96	290	0.00%	0.00%	(6.26)%
VIP Growth Portfolio — Service Class 2
2002	28,278	5.25	148	0.00%	0.11%	(30.30)%
2001	13,129	7.53	99	0.00%	0.00%	(18.76)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	53,898	7.78	419	0.00%	0.27%	(9.60)%
2001	7,959	8.61	69	0.00%	0.00%	(13.43)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	12,761	7.30	93	0.00%	1.11%	(16.84)%
2001	8,285	8.78	73	0.00%	0.00%	(10.00)%
VIP III Mid Cap Portfolio — Service Class 2
2002	40,527	9.15	371	0.00%	0.43%	(10.02)%
2001	9,368	10.17	95	0.00%	0.00%	(4.57)%
GE Investments Funds, Inc.:
Income Fund
2002	3,685	10.75	40	0.00%	4.15%	9.89%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	56,198	9.35	525	0.00%	1.04%	(13.76)%
2001	16,047	10.84	174	0.00%	0.84%	(0.77)%
Money Market Fund
2002	156,489	10.67	1670	0.00%	1.54%	1.47%
2001	62,265	10.51	654	0.00%	4.03%	2.83%
Premier Growth Equity Fund
2002	28,636	6.90	198	0.00%	0.05%	(21.02)%
2001	2,652	8.74	23	0.00%	0.11%	(10.13)%
S&P 500® Index Fund
2002	214,227	6.53	1399	0.00%	1.39%	(22.37)%
2001	51,742	8.41	435	0.00%	0.96%	(13.23)%
Small-Cap Value Equity Fund
2002	40,812	10.93	446	0.00%	0.40%	(13.86)%
2001	7,759	12.68	98	0.00%	0.92%	8.77%
U.S. Equity Fund
2002	28,924	7.42	215	0.00%	1.24%	(19.26)%
2001	13,161	9.19	121	0.00%	1.00%	(9.47)%
Value Equity Fund
2002	17,577	7.65	134	0.00%	1.39%	(17.57)%
2001	5,347	9.28	50	0.00%	1.49%	(9.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	115,968	$3.55	$412	0.00%	0.00%	(28.12)%
2001	8,681	4.94	43	0.00%	0.00%	(40.25)%
Balanced Portfolio — Service Shares
2002	103,642	8.92	924	0.00%	2.60%	(6.67)%
2001	32,003	9.56	306	0.00%	2.26%	(5.94)%
Capital Appreciation Portfolio — Service Shares
2002	5,407	6.04	33	0.00%	0.34%	(15.93)%
2001	4,011	7.18	29	0.00%	0.55%	(22.68)%
Global Life Sciences Portfolio — Service Shares
2002	37,278	5.83	217	0.00%	0.00%	(29.55)%
2001	1,375	8.27	11	0.00%	0.00%	(17.67)%
Global Technology Portfolio — Service Shares
2002	3,129	2.94	9	0.00%	0.00%	(40.93)%
2001	3,199	4.98	16	0.00%	0.61%	(38.00)%
Growth Portfolio — Service Shares
2002	15,336	4.94	76	0.00%	0.00%	(26.72)%
2001	7,098	6.75	48	0.00%	0.07%	(25.72)%
International Growth Portfolio — Service Shares
2002	8,182	5.21	43	0.00%	1.08%	(25.76)%
2001	314	7.02	2	0.00%	0.75%	(24.27)%
Worldwide Growth Portfolio — Service Shares
2002	24,100	5.31	128	0.00%	0.62%	(25.71)%
2001	17,274	7.14	123	0.00%	0.14%	(23.46)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	43,754	5.03	220	0.00%	0.00%	(27.71)%
2001	2,871	6.96	20	0.00%	0.05%	(25.65)%
MFS® Investors Trust Series — Service Class Shares
2002	91,756	6.63	608	0.00%	0.57%	(21.15)%
2001	4,410	8.41	37	0.00%	0.00%	(17.02)%
MFS® New Discovery Series — Service Class Shares
2002	14,432	6.22	90	0.00%	0.00%	(31.80)%
2001	7,447	9.12	68	0.00%	0.00%	(6.29)%
MFS® Utilities Series — Service Class Shares
2002	122,827	5.85	719	0.00%	3.05%	(22.90)%
2001	12,254	7.58	93	0.00%	0.22%	(25.27)%
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	92,829	6.97	647	0.00%	0.32%	(22.36)%
2001	30,600	8.98	275	0.00%	0.00%	(13.13)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	54,127	$6.92	$375	0.00%	0.41%	(19.03)%
2001	16,001	8.54	137	0.00%	0.12%	(11.25)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	10,590	12.07	128	0.00%	3.29%	8.19%
2001	666	11.16	7	0.00%	0.72%	6.42%
High Yield Portfolio — Administrative Class Shares
2002	47,959	10.09	484	0.00%	8.21%	(1.19)%
2001	13,183	10.21	135	0.00%	5.70%	1.23%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	57,387	13.17	756	0.00%	3.91%	17.58%
2001	16,855	11.20	189	0.00%	2.55%	4.70%
Total Return Portfolio — Administrative Class Shares
2002	126,757	12.20	1546	0.00%	3.98%	9.07%
2001	22,145	11.18	248	0.00%	2.24%	7.19%
Rydex Variable Trust:
OTC Fund
2002	7,090	2.90	21	0.00%	0.00%	(38.85)%
2001	390	4.75	2	0.00%	0.00%	(35.88)%
Van Kampen Life Investment Trust: Comstock Portfolio — Class II Shares
2002	3,932	8.13	32	0.00%	0.00%	(19.43)%
2001	—	—	—	—	—	—

GE LIFE AND ANNUITY ASSURANCE COMPANY

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE AND ANNUITY ASSURANCE COMPANY

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002 and 2001, and the related consolidated statements of income, shareholders’ interest, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Notes 1 and 4 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

As discussed in Notes 1 and 10 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in 2001.

Richmond, Virginia

February 7, 2003

F-1

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Balance Sheets

(Dollar amounts in millions, except per share amounts)

	December 31,
	2002	2001
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$10,049.0	$10,539.6
Equity securities available-for-sale, at fair value
Common stock	21.3	20.6
Preferred stock, non-redeemable	3.6	17.2
Mortgage loans, net of valuation allowance of $8.9 and $18.2 at December 31, 2002 and December 31, 2001, respectively	1,034.7	938.8
Policy loans	123.9	109.4
Short-term investments	278.0	40.5
Other invested assets	80.5	113.0

Total investments	11,591.0	11,779.1
Cash and cash equivalents	—	—
Accrued investment income	160.4	208.4
Deferred acquisition costs	827.2	853.8
Goodwill	107.4	107.4
Intangible assets	207.7	255.9
Reinsurance recoverable	174.4	151.1
Other assets	97.2	112.7
Separate account assets	7,182.8	8,994.3

Total assets	$20,348.1	$22,462.7

Liabilities and Shareholders’ Interest
Liabilities:
Future annuity and contract benefits	$10,771.5	$10,975.3
Liability for policy and contract claims	240.4	189.0
Other policyholder liabilities	208.1	91.4
Accounts payable and accrued expenses	136.2	555.0
Deferred income tax liability	104.9	75.5
Separate account liabilities	7,182.8	8,994.3

Total liabilities	18,643.9	20,880.5

Shareholders’ interest:
Net unrealized investment losses	(12.0)	(17.4)
Derivatives qualifying as hedges	2.3	(8.1)

Accumulated non-owner changes in equity	(9.7)	(25.5)
Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued and outstanding)	120.0	120.0
Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares issued and outstanding)	25.6	25.6
Additional paid-in capital	1,050.7	1,050.7
Retained earnings	517.6	411.4

Total shareholders’ interest	1,704.2	1,582.2

Total liabilities and shareholders’ interest	$20,348.1	$22,462.7

See Notes to Consolidated Financial Statements.

F-2

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Revenues:
Net investment income	$600.2	$698.9	$708.9
Net realized investment gains	55.3	29.1	4.3
Premiums	105.3	108.4	116.3
Cost of insurance	125.8	126.1	126.0
Variable product fees	113.9	131.1	148.7
Other income	44.9	40.8	49.2

Total revenues	1,045.4	1,134.4	1,153.4

Benefits and expenses:
Interest credited	462.1	533.8	532.6
Benefits and other changes in policy reserves	178.2	182.3	223.6
Commissions	112.1	162.7	229.3
General expenses	103.5	128.7	124.4
Amortization of intangibles, net	35.9	52.5	45.2
Change in deferred acquisition costs, net	(5.1)	(125.3)	(237.7)

Total benefits and expenses	886.7	934.7	917.4

Income before income taxes and cumulative effect of change in accounting principle	158.7	199.7	236.0
Provision for income taxes	42.9	70.1	72.9

Income before cumulative effect of change in accounting principle	115.8	129.6	163.1
Cumulative effect of change in accounting principle, net of tax	—	(5.7)	—

Net income	$115.8	$123.9	$163.1

See Notes to Consolidated Financial Statements.

F-3

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions, except per share amounts)

	Preferred Stock		Common Stock		Additional Paid-In Capital	Accumulated Non-owner Changes In Equity	Retained Earnings	Total Shareholders’ Interest
	Share	Amount	Share	Amount
Balances at January 1, 2000	120,000	$120.0	25,651	$25.6	$1,050.7	$(134.2)	$143.6	$1,205.7
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	163.1	163.1
Net unrealized gains on investment securities (a)	—	—	—	—	—	115.5	—	115.5

Total changes other than transactions with shareholders								278.6

Cash dividend declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2000	120,000	120.0	25,651	25.6	1,050.7	(18.7)	297.1	1,474.7

Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	123.9	123.9
Net unrealized gains on investment securities (a)	—	—	—	—	—	1.3	—	1.3
Cumulative effect on shareholders’ interest of adopting SFAS 133(b)	—	—	—	—	—	(7.8)	—	(7.8)
Derivatives qualifying as hedges (c)	—	—	—	—	—	(0.3)	—	(0.3)

Total changes other than transactions with shareholders								117.1

Cash dividends declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2001	120,000	120.0	25,651	25.6	1,050.7	(25.5)	411.4	1,582.2

Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	115.8	115.8
Net unrealized gains on investment securities (a)	—	—	—	—	—	5.4	—	5.4
Derivatives qualifying as hedges (c)	—	—	—	—	—	10.4	—	10.4

Total changes other than transactions with shareholders								131.6

Cash dividends declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2002	120,000	$120.0	25,651	$25.6	$1,050.7	$(9.7)	$517.6	$1,704.2

(a)	Presented net of deferred taxes of $(1.8), $0 , and $(61.8) in 2002, 2001 and 2000, respectively.
(b)	Presented net of deferred taxes of $4.4.
(c)	Presented net of deferred taxes of $(5.9) and $0.2 in 2002 and 2001, respectively.

See Notes to Consolidated Financial Statements.

F-4

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Cash Flows

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Cash flows from operating activities:
Net income	$115.8	$123.9	$163.1

Adjustments to reconcile net income to net cash provided by operating activities:
Cumulative effect of change in accounting principles, net of tax	—	5.7	—
Change in future policy benefits	373.2	434.0	539.6
Net realized investments gains	(55.3)	(29.1)	(4.3)
Amortization of investment premiums and discounts	29.9	6.8	(3.4)
Amortization of intangibles, net	35.9	52.5	45.2
Deferred income tax expense net	21.8	51.1	94.5
Change in certain assets and liabilities:
Decrease (increase) in:
Accrued investment income	48.0	7.5	(25.7)
Deferred acquisition costs	(5.1)	(125.3)	(237.7)
Other assets, net	6.6	(47.5)	186.7
Increase (decrease) in:
Policy and contract claims	27.9	39.7	25.5
Other policyholder liabilities	117.0	(71.5)	26.8
Accounts payable and accrued expenses	(380.4)	107.5	190.5

Total adjustments	219.5	431.4	837.7

Net cash provided by operating activities	335.3	555.3	1,000.8

Cash flows from investing activities:
Short term investment activity, net	(237.5)	(22.9)	(17.6)
Proceeds from sales and maturities of investment securities and other invested assets	6,087.4	3,904.1	1,997.0
Principal collected on mortgage and policy loans	151.2	332.6	102.1
Purchases of investment securities and other invested assets	(5,464.1)	(5,182.8)	(3,047.2)
Mortgage loan originations and increase in policy loans	(252.8)	(167.9)	(437.4)

Net cash provided by (used in) investing activities	284.2	(1,136.9)	(1,403.1)

Cash flows from financing activities:
Proceeds from issuance of investment contracts	3,116.8	4,120.9	5,274.4
Redemption and benefit payments on investment contracts	(3,694.3)	(3,566.0)	(4,946.8)
Proceeds from short-term borrowings	388.4	301.1	1,092.3
Payments on short-term borrowings	(420.8)	(336.2)	(1,006.6)
Cash dividends to shareholders	(9.6)	(9.6)	(9.6)

Net cash (used in) provided by financing activities	(619.5)	510.2	403.7

Net increase (decrease) in cash and cash equivalents	—	(71.4)	1.4
Cash and cash equivalents at beginning of year	—	71.4	70.0

Cash and cash equivalents at end of year	$—	$—	$71.4

See Notes to Consolidated Financial Statements.

F-5

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company (“GELAAC”) and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

The majority of GELAAC’s outstanding common stock is owned by General Electric Capital Assurance Company (“GECA”). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (“GEFAHI”), which was an indirect wholly-owned subsidiary of General Electric Capital Corporation (“GECC”). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. (“GE Capital Services”) at December 31, 2002, which in turn is wholly owned, directly or indirectly, by General Electric Company.

(b)	Basis of Presentation

These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(c)	Products

Our product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries, or provide a means for replacing the income of the insured in the event of premature death. Our principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities (fixed or variable), life insurance (universal, variable, and interest sensitive), and institutional stable value products.

Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. Our principal product line under the Lifestyle Protection and Enhancement segment is Medicare supplemental insurance.

We distribute our products through two primary channels: intermediaries (such as brokerage general agencies, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers, and specialized brokers) and career or dedicated sales forces, who distribute certain of our products on an exclusive basis, some of whom are not our employees. Approximately 26%, 30%, and 25% of our sales of variable products in 2002, 2001, and 2000, respectively, have been through two specific national stock brokerage firms. Loss of all or a substantial portion of the business provided by these stock brokerage firms could have a material adverse effect on our business and operations. We do not believe, however, that the loss of such business would have a long-term adverse effect because of our competitive position in the marketplace, the availability of business from other distributors, and our mix of other products.

F-6

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We offer insurance products throughout the United States of America (except New York). Approximately 20%, 17%, and 18% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in the South Atlantic region of the United States; approximately 16%, 23%, and 24% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in the Mid-Atlantic region of the United States; and approximately 11%, 13%, and 9% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in California.

(d)	Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent annuities, when the contracts are issued. Premiums received under institutional stable value products; annuity contracts without significant mortality risk, and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

(e)	Cash and Cash Equivalents

Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short term investments.

(f)	Investment Securities

We have designated our fixed maturities (bonds) and our equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or discounted expected cash flows using current market rates commensurate with credit quality and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits, and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders’ interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

F-7

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

Short-term investments, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

(g)	Deferred Acquisition Costs

Acquisition costs include costs and expenses, which vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income and, if not considered recoverable, are charged to expense.

(h)	Intangible Assets

Present Value of Future Profits - In conjunction with our acquisitions, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholders’ interest, net of applicable income tax.

F-8

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Goodwill - As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the “reporting unit” level. A reporting unit is the operating segment, or business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit’s goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested for impairment and written down to fair value as required.

Before December 31, 2001, we amortized goodwill over our estimated period of benefit on a straight-line basis; we amortized other intangible assets on appropriate bases over their estimated lives. No amortization period exceeded 40 years. When an intangible asset’s carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

Software - Costs incurred for internally developed and purchased software are capitalized after technological feasibility is established. Capitalization ceases when the software is ready for its intended use and is amortized over a period of 3 to 5 years.

(i)	Income Taxes

We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

(j)	Reinsurance

Premium revenue, benefits, underwriting, acquisition, and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

(k)	Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current

F-9

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense, and withdrawals, with experience adjustments for adverse deviation where appropriate.

(l)	Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

(m)	Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract holders and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders’ equity in those assets.

We have periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2002, approximately $20.0 of our other invested assets related to our capital investments in the separate accounts.

(n)	Accounting Changes

Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002.

Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a “reporting unit” basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

At January 1, 2001, we adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 10.

F-10

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

At January 1, 2001, the cumulative effect of adopting this accounting change, was as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

(a)	For earnings effect, amount shown is net of hedged items.

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge variable-rate borrowings. Decreases in the fair values of these instruments were attributable to declines in interest rates since inception of the hedging arrangement. As a matter of policy, we ensure that funding, including the effect of derivatives, of our investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

(o)	Accounting Pronouncements Not Yet Adopted

In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we intend to adopt on July 1, 2003. We do not believe it is reasonably possible that any special purpose entities (“SPEs”), or assets previously sold to qualifying SPEs (“QSPEs”), will be consolidated on our books. Information about our activities with, and exposures to, QSPEs is provided in Note 11.

(2) Investment Securities

(a)	General

For the years ended December 31, 2002, 2001, and 2000 the sources of our investment income were as follows:

	2002	2001	2000
Fixed maturities	$528.8	$615.2	$623.1
Equity securities	0.5	1.7	1.8
Mortgage loans	73.2	80.9	80.0
Policy loans	6.3	7.1	4.6
Other investments	0.9	1.8	6.7

Gross investment income	609.7	706.7	716.2
Investment expenses	(9.5)	(7.8)	(7.3)

Net investment income	$600.2	$698.9	$708.9

F-11

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

For the years ended December 31, 2002, 2001, and 2000, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

	2002	2001	2000
Sales proceeds	$4,186.9	$2,663.3	$874.2

Gross realized investments:
Gains	181.1	100.5	29.3
Losses, including impairments (a)	(125.8)	(71.4)	(25.0)

Net realized investments gains	$55.3	$29.1	$4.3

(a) Impairments were $(77.4), $(24.1) and $(12.6) in 2002, 2001 and 2000, respectively.

The additional proceeds from investments presented in our Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls, and sinking fund payments.

Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders’ interest as of December 31, 2002, 2001, and 2000 are summarized as follows:

	2002	2001	2000
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
Fixed maturities	$18.6	$(41.2)	$(34.4)
Equity securities	4.2	4.6	(1.6)
Other invested assets	(13.9)	(16.4)	(3.2)

Subtotal	8.9	(53.0)	(39.2)

Adjustments to the present value of future profits and deferred acquisitions costs	(29.5)	25.2	10.1
Deferred income taxes	8.6	10.4	10.4

Net unrealized losses on available-for-sale investment securities	$(12.0)	$(17.4)	$(18.7)

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2002	2001	2000
Net unrealized losses on investment securities—beginning of year	$(17.4)	$(18.7)	$(134.2)
Unrealized (losses) gains on investment securities—net of deferred taxes of ($21.2), ($10.2), and ($63.3)	41.3	20.2	118.3
Reclassification adjustments—net of deferred taxes of $19.4, $10.2 and $1.5	(35.9)	(18.9)	(2.8)

Net unrealized losses on investment securities—end of year	$(12.0)	$(17.4)	$(18.7)

At December 31, 2002 and 2001, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

F-12

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

2002	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$29.4	$0.6	$(0.2)	$29.8
State and municipal	1.0	—	—	1.0
Non-U.S. government	45.9	1.8	(0.1)	47.6
U.S. corporate	6,063.8	161.5	(207.3)	6,018.0
Non-U.S. corporate	668.7	14.4	(15.9)	667.2
Mortgage-backed	1,973.5	58.1	(3.9)	2,027.7
Asset-backed	1,248.1	18.0	(8.4)	1,257.7

Total fixed maturities	10,030.4	254.4	(235.8)	10,049.0
Common stocks and non-redeemable preferred stocks	20.7	4.2	—	24.9

Total available-for-sale securities	$10,051.1	$258.6	$(235.8)	$10,073.9

2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$5.1	$0.1	$—	$5.2
State and municipal	1.2	—	—	1.2
Non-U.S. government	37.0	0.2	(0.5)	36.7
U.S. corporate	5,976.7	93.6	(199.4)	5,870.9
Non-U.S. corporate	819.5	10.5	(18.0)	812.0
Mortgage-backed	2,217.3	50.9	(7.3)	2,260.9
Asset-backed	1,524.0	31.5	(2.8)	1,552.7

Total fixed maturities	10,580.8	186.8	(228.0)	10,539.6
Common stocks and non-redeemable preferred stocks	33.2	4.8	(0.2)	37.8

Total available-for-sale securities	$10,614.0	$191.6	$(228.2)	$10,577.4

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2002 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year less	$700.3	$698.0
Due one year through five years	2,183.7	2,191.8
Due five years through ten years	2,398.9	2,427.0
Due after ten years	1,525.9	1,446.8

Subtotals	6,808.8	6,763.6
Mortgage-backed securities	1,973.5	2,027.7
Asset-backed securities	1,248.1	1,257.7

Totals	$10,030.4	$10,049.0

F-13

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

As of December 31, 2002, $1,127.4 of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.7 and $5.5 as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, approximately 21%, 20%, and 14% of our investment portfolio was comprised of securities issued by the manufacturing, financial, and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

As of December 31, 2002, we did not hold any fixed maturity securities which exceeded 10% of shareholders’ interest.

The credit quality of the fixed maturity portfolio at December 31, 2002 and 2001 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2002		2001
	Fair value	Percent	Fair value	Percent
Agencies and treasuries	$199.6	2.0%	$250.5	2.4%
AAA/Aaa	2,801.1	27.9	3,232.4	30.7
AA/Aa	843.6	8.4	841.9	8.0
A/A	2,842.6	28.3	2,432.5	23.1
BBB/Baa	2,170.9	21.6	2,366.6	22.4
BB/Ba	370.7	3.7	346.2	3.3
B/B	99.3	1.0	95.6	0.9
CC and below	19.6	0.2	10.0	0.1
Not rated	701.6	6.9	963.9	9.1

Totals	$10,049.0	100.0%	$10,539.6	100.0%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated”. This has neither positive nor negative implications regarding the value of the security.

At December 31, 2002 and 2001, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $19.1 and $11.7, respectively.

We have limited partnership commitments outstanding of $11.6 and $16.0 at December 31, 2002 and December 31, 2001, respectively.

(b)	Mortgage and Real Estate Portfolio

For the years ended December 31, 2002 and 2001, respectively, we originated $102.1 and $36.0 of mortgages secured by real estate in California, which represents 43% and 25% of our total originations for those years.

F-14

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 2002 and 2001 were $15.3 and $6.7, respectively.

“Impaired” loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

Under these principles, we have two types of “impaired” loans: loans requiring allowances for losses (none as of December 31, 2002 and 2001) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($3.7 and $7.6 as of December 31, 2002 and 2001, respectively). Average investment in impaired loans during December 31, 2002, 2001, and 2000 was $5.1, $6.8, and $11.5 and interest income earned on these loans while they were considered impaired was $0.5, $0.9, and $0.8 for the years ended December 31, 2002, 2001, and 2000, respectively.

The following table presents the activity in the allowance for losses during the years ended December 31, 2002, 2001, and 2000:

	2002	2001	2000
Balance at January 1	$18.2	$14.3	$23.3
(Benefit) provision (credited) charged to operations	(9.3)	2.3	(11.1)
Amounts written off, net of recoveries	—	1.6	2.1

Balance at December 31	$8.9	$18.2	$14.3

During 2002 and 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 and $12.7 reduction in its allowance for losses, respectively.

The allowance for losses on mortgage loans at December 31, 2002, 2001, and 2000 represented 0.8%, 1.9%, and 1.3% of gross mortgage loans, respectively.

There were no non-income producing mortgage loans as of December 31, 2002 and 2001.

(3) Deferred Acquisition Costs

Activity impacting deferred acquisition costs for the years ended December 31, 2002, 2001, and 2000 was as follows:

	2002	2001	2000
Unamortized balance at January 1	$838.2	$712.9	$475.2
Cost deferred	116.3	204.1	304.4
Amortization, net	(111.2)	(78.8)	(66.7)

Unamortized balance at December 31	843.3	838.2	712.9
Cumulative effect of net unrealized investment losses	(16.1)	15.6	2.8

Balance at December 31	$827.2	$853.8	$715.7

F-15

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(4) Intangible Assets and Goodwill

At December 31, 2002 and 2001 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

	2002		2001
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Present Value of Future Profits (“PVFP”)	$541.0	$(352.2)	$564.0	$(319.3)
Capitalized Software	26.8	(8.7)	16.2	(5.9)
All Other	1.3	(0.5)	1.2	(0.3)

Total	$569.1	$(361.4)	$581.4	$(325.5)

(a)	Present Value of Future Profits

The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

The following table presents the activity in PVFP for the years ended December 31, 2002, 2001, and 2000:

	2002	2001	2000
Unamortized balance at January 1	$235.1	$278.1	$314.8
Interest accreted as 6.20%, 6.57% and 5.94% for December 31, 2002, 2001, and 2000, respectively	13.2	16.3	17.1
Amortization	(46.1)	(59.3)	(53.8)

Unamortized balance December 31	202.2	235.1	278.1
Cumulative effect of net unrealized investment losses	(13.4)	9.6	7.3

Balance at December 31	$188.8	$244.7	$285.4

The estimated percentage of the December 31, 2002 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2003	12.5%
2004	10.9%
2005	9.8%
2006	8.5%
2007	7.5%

F-16

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(b)	Goodwill

For both December 31, 2002 and 2001, total unamortized goodwill was $107.4 which is shown net of accumulated amortization and adjustments of $43.3. Goodwill amortization was $7.0 for the years ending 2001 and 2000. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

As of December 31, 2002 goodwill was comprised of the following:

Wealth Accumulation and Transfer	$85.5
Lifestyle Protection and Enhancement	21.9

Total	$107.4

The effects on earnings excluding such goodwill amortization from 2002, 2001, and 2000 follow.

	2002	2001	2000
Net income as reported	$115.8	$123.9	$163.1

Net income excluding goodwill amortization	$115.8	$130.8	$170.0

(5) Reinsurance

We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to 75 is $1 and for issue ages over 75 is $0.1. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit (“GMDB”) options on our variable annuity products. We do not have significant reinsurance contracts with any one reinsurer that could have a material impact on our results of operations.

Net life insurance in force as of December 31 is summarized as follows:

	2002	2001	2000
Direct life insurance in force	$29.0	$31.3	$32.9
Amounts ceded to other companies	(4.6)	(5.3)	(5.5)
Amounts assumed from other companies	2.1	2.2	2.4

Net premiums	$26.5	$28.2	$29.8

Percentage of amount assumed to net	7.9%	7.8%	8.1%

F-17

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The effects of reinsurance on premiums earned for the years ended December 31, 2002, 2001, and 2000 were as follows:

	2002	2001	2000
Direct	$117.9	$128.8	$145.6
Assumed	4.8	3.3	3.3
Ceded	(17.4)	(23.7)	(32.6)

Net premiums earned	$105.3	$108.4	$116.3

Percentage of amount assumed to net	5%	3%	3%

Due to the nature of our insurance contracts, premiums earned approximate premiums written.

Reinsurance recoveries recognized as a reduction of benefits amounted to $42.4, $58.0, and $54.3 for the years ended December 31, 2002, 2001, and 2000, respectively.

(6) Future Annuity and Contract Benefits

(a)	Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder’s contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

(b)	Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

F-18

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

	Withdraw Assumption	Mortality/ Morbidity Assumption	Interest Rate Assumption	December 31,
				2002	2001
Investment contracts	N/A	N/A	N/A	$8,592.0	$8,788.6
Limited payment contracts	None	(a)	3.0%-12.0%	30.3	17.9
Traditional life insurance contracts	Company Experience	(b)	6.9% grading to 6.5%	316.6	344.2
Universal life type contracts	N/A	N/A	N/A	1,780.8	1,774.9
Accident and health	Company Experience	(c)	7.5% grading to 4.5%	51.8	49.7

Total future annuity and contracts benefits				$10,771.5	$10,975.3

(a)	Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)	The 1958 Commissioner’s Standard Ordinary Table, 1964 modified and 1987 Commissioner’s Disability Tables, and Company experience.

(7) Income Taxes

The total provision (benefit) for income taxes for the years ended December 31, 2002, 2001, and 2000 consisted of the following components:

	2002	2001	2000
Current federal income tax	$19.8	$18.2	$(20.8)
Deferred federal income tax	20.8	49.1	90.5

Subtotal-federal income tax	40.6	67.3	69.7

Current state income tax	1.3	0.8	(0.8)
Deferred state income tax	1.0	2.0	4.0

Subtotal-state income tax	2.3	2.8	3.2

Total income tax	$42.9	$70.1	$72.9

F-19

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, 2002, 2001, and 2000 is as follows:

	2002	2001	2000
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal income tax benefit	0.5	0.5	0.5
Non-deductible goodwill amortization	—	1.2	1.0
Dividends-received deduction	(9.1)	(2.9)	(1.7)
Other, net	0.6	1.3	(3.9)

Effective rate	27.0%	35.1%	30.9%

The components of the net deferred income tax liability at December 31, 2002 and 2001 are as follows:

	2002	2001
Assets:
Insurance reserves amounts	$146.8	$161.8
Net unrealized losses on investment securities	8.6	10.4
Net unrealized loss on derivatives	—	5.0

Total deferred income tax asset	155.4	177.2

Liabilities:
Investments	8.1	1.6
Present value of future profits	43.7	47.3
Deferred acquisition costs	203.6	194.6
Other	4.9	9.2

Total deferred income tax liability	260.3	252.7

Net deferred income tax liability	$104.9	$75.5

Based on an analysis of our tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

We received a refund of federal and state taxes of $16.4 and $23.9 for the years ended December 31, 2002 and 2001. We also paid $41.1 for federal and state income taxes for the year ended December 31, 2000.

At December 31, 2002 and 2001, the deferred income tax liability was $260.3 and $252.7, respectively. At December 31, 2002 and 2001, the current income tax liability was $30.3 and $2.1, respectively.

(8) Related Party Transactions

We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $36.8, $18.3, and $11.1 for the years ended December 31, 2002, 2001, and 2000, respectively. We charge affiliates for certain services and for the use of facilities and equipment which aggregated $58.4, $68.1, and $55.2, for the years ended December 31, 2002, 2001, and 2000, respectively.

In May 2002, we entered into an investment management agreement with GE Asset Management Incorporated (“GEAM”) under which we paid $8.9 to GEAM as compensation for the investment services.

During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6.

F-20

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 with GNA. Interest expense under this agreement was $0.1, $0.6, and $1.1 for the years ended December 31, 2002, 2001, and 2000 respectively. We pay interest at the cost of funds of GNA Corporation, which were 1.95% and 2.8%, as of December 31, 2002 and 2001, respectively. The amounts outstanding as of December 31, 2002 and 2001 were $18.1 and $50.5, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

F-21

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(9) Litigation

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, GE Life and Annuity Assurance Company (“GE Life”) was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from GE Life and alleges improper sales practices in connection with the sale of universal life policies. No class has been certified. On February 27, 2002, the Court denied us motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome, and any effect on us, of the McBride litigation cannot be determined at this time.

(10) Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts, and derivative financial instruments. Other financial assets and liabilities – those not carried at fair value – are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2002 and 2001.

A description of how fair values are estimated follows:

Borrowings. Based on market quotes or comparables.

Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

Information about certain financial instruments that were not carried at fair value at December 31, 2002 and 2001, is summarized as follows:

F-22

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

	2002				2001
	Assets (Liabilities)				Assets (Liabilities)
	Notional Amount		Carrying Amount	Estimated Fair Value	Notional Amount		Carrying Amount	Estimated Fair Value
Assets:
Mortgage loans	(a	)	$1,034.7	$1,124.7	(a	)	$938.8	$978.4
Other financial instruments	(a	)	1.6	1.6	(a	)	17.8	17.8
Liabilities:
Borrowings and related instruments:
Borrowings	(a	)	(18.1)	(18.1)	(a	)	(50.5)	(50.5)
Investment contract benefits	(a	)	(8,592.0)	(8,711.1)	(a	)	(8,788.6)	(8,868.4)
Other firm commitments:
Ordinary course of business lending commitments	15.3		—	—	6.7		—	—
Commitments to fund limited partnerships	11.6		—	—	16.0		—	—

(a)	These financial instruments do not have notional amounts.

A reconciliation of current period changes for the years ended December 31, 2002 and 2001, net of applicable income taxes in the separate component of shareholders’ interest labeled “derivatives qualifying as hedges”, follows:

	2002	2001
Net Other Comprehensive Income Balances as of January 1	$(8.1)	$(7.8)
Current period decreases in fair value–net	9.2	(0.1)
Reclassification to earnings, net	1.2	(0.2)

Balance at December 31	$2.3	$(8.1)

Hedges of Future Cash Flows

There was less than $0.01 of ineffectiveness reported in the twelve months ended December 31, 2002 and 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2002 and 2001 related to the hedge of future cash flows.

Of the $(7.8) transition adjustment recorded in shareholders’ interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $2.3, net of taxes, recorded in shareholders’ interest at December 31, 2002 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.9, net of income taxes, is expected to be reclassified to earnings over the twelve-month period ending December 31, 2003. Actual amounts may vary from this amount as a result of market conditions. The amount of $1.2 net of income taxes was reclassified to income over the twelve months ended December 31, 2002. No amounts were reclassified to income during the twelve months ended December 31, 2002 and 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

At December 31, 2002, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

F-23

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(11) Non-controlled Entities

One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

The following table summarizes the current balance of assets sold to QSPEs at December 31:

	2002	2001
Receivables-secured by:
Commercial mortgage loans	$162.4	$183.4
Fixed maturities	129.9	—
Other receivables	117.2	129.4

Total receivables	$409.5	$312.8

We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE’s is provided under credit support agreements, in which GE Financial Assurance provides limited recourse for a maximum of $119 million of credit losses in qualifying entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no QSPE has incurred a loss.

Sales of securitized assets to QSPEs result in a gain or loss based on the difference between sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. Beneficial interests and recourse obligations related to such sales that are recognized in our financial statements are as follows:

	December 31,
	2002		2001
	Cost	Fair Value	Cost	Fair Value
Beneficial interest	$17.0	$20.9	$13.9	$15.7
Servicing assets	—	—	—	—
Recourse liability	—	—	—	—

Total	$17.0	$20.9	$13.9	$15.7

Beneficial interest. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks.

Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and, as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We recognize expected credit losses under these agreements.

F-24

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Other Non-controlled Entities. We also have certain investments in associated companies for which we provide varying degrees of financial support and are entitled to a share in the results of the entities’ activities. While all of these entities are substantive operating companies, some may need to be evaluated under FIN 46. The types of support we typically provide to these entities consists of credit enhancement, such as debt guarantees, and other contractual arrangements.

(12) Restrictions on Dividends

Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2002, we are able to distribute $26.1 in dividends in 2003 without obtaining regulatory approval.

We declared and paid dividends of $9.6 for each of the years ended December 31, 2002, 2001, and 2000.

(13) Supplementary Financial Data

We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholders’ interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

For the years ended December 31, 2002, 2001, and 2000, statutory net (loss) income and statutory capital and surplus is summarized below:

	2002	2001	2000
Statutory net gain from operations	$26.1	$11.9	$70.7
Statutory capital and surplus	$550.7	$584.4	$592.9

The NAIC has adopted Risk Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2002 and 2001 we exceeded the minimum required RBC levels.

(14) Operating Segment Information

We conduct our operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of our principal product lines within these two segments.

F-25

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The following is a summary of industry segment activity for December 31, 2002, 2001, and 2000:

December 31, 2002 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$597.4	$2.8	$600.2
Net realized investment gains	55.3	—	55.3
Premiums	44.8	60.5	105.3
Other revenues	284.2	0.4	284.6

Total revenues	981.7	63.7	1,045.4

Interest credited, benefits, and other changes in policy reserves	594.5	45.8	640.3
Commissions	99.2	12.9	112.1
Amortization of intangibles	35.2	0.7	35.9
Other operating costs and expenses	90.5	7.9	98.4

Total benefits and expenses	819.4	67.3	886.7

Income before income taxes	$162.3	$(3.6)	$158.7

Provision (benefit) for income taxes	$44.1	$(1.2)	$42.9

Net income (loss)	$118.2	$(2.4)	$115.8

Total assets	$20,181.6	$166.5	$20,348.1

F-26

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

December 31, 2001 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$695.8	$3.1	$698.9
Net realized investment gains	29.1	—	29.1
Premiums	48.2	60.2	108.4
Other revenues	297.8	0.2	298.0

Total revenues	1,070.9	63.5	1,134.4

Interest credited, benefits, and other changes in policy reserves	674.1	42.0	716.1
Commissions	147.1	15.6	162.7
Amortizations of intangibles	50.4	2.1	52.5
Other operating costs and expenses	(2.1)	5.5	3.4

Total benefits and expenses	869.5	65.2	934.7

Income (loss) before income taxes and cumulative effect of change in accounting principle	$201.4	$(1.7)	$199.7

Provision (benefit) for income taxes	$70.6	$(0.5)	$70.1

Net income (loss)	$125.1	$(1.2)	$123.9

Total assets	$22,294.7	$168.0	$22,462.7

December 31, 2000 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$703.5	$5.4	$708.9
Net realized investment gains	4.3	—	4.3
Premiums	55.3	61.0	116.3
Other revenues	316.2	7.7	323.9

Total revenues	1,079.3	74.1	1,153.4

Interest credited, benefits, and other changes in policy reserves	715.3	40.9	756.2
Commissions	212.8	16.5	229.3
Amortization of intangibles	43.0	2.2	45.2
Other operating costs and expenses	(121.2)	7.9	(113.3)

Total benefits and expenses	849.9	67.5	917.4

Income before income taxes	$229.4	$6.6	$236.0

Provision for income taxes	$70.5	$2.4	$72.9

Net income	$158.9	$4.2	$163.1

Total assets	$22,440.7	$171.8	$22,612.5

F-27

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(15) Quarterly Financial Data (unaudited)

Summarized quarterly financial data for the years ended December 31, 2002 and 2001 were as follows:

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2002	2001	2002	2001	2002	2001	2002	2001
Net investment income	$154.7	$188.1	$150.4	$174.3	$152.6	$169.1	$142.5	$167.4

Total revenues	$267.2	$302.6	$210.9	$291.7	$279.7	$262.2	$287.6	$277.9

Earnings (loss) before cumulative effect of change in accounting principle (1)	$32.7	$33.1	$(0.4)	$38.3	$24.1	$21.9	$59.4	$36.3

Net income (loss)	$32.7	$27.4	$(0.4)	$38.3	$24.1	$21.9	$59.4	$36.3

(1)	See note 1 (n) of the Consolidated Financial Statements.

F-28

PART C:    OTHER INFORMATION

Item 27.    Exhibits

(a)(1)(A)

Resolution of the Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of Separate Account III. Previously filed as Exhibit (1)(a) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(a)(1)(B)

Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing changing the name of Life of Virginia Separate Account III to GE Life and Annuity Separate Account III. Previously filed as Exhibit (1)(a)(i) on April 30, 1999 with Post Effective Amendment No. 21 to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 33-12470.

(a)(2)

Resolution of the Board of Directors of Life of Virginia authorizing the addition of subaccounts to Separate Account III. Previously filed as Exhibit (1)(b) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(a)(3)

Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account III which invest in shares of the Fidelity Variable Insurance Products Fund II — VIP II Asset Manager Portfolio and Neuberger and Berman Advisers Management Trust AMT Balanced Portfolio. Previously filed as Exhibit (1)(c) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(a)(4)

Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account III which invest in shares of Janus Aspen Series, Growth Portfolio, Aggressive Growth Portfolio and Worldwide Growth Portfolio. Previously filed as Exhibit (1)(d) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(a)(5)

Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account III which invest in shares of the Utility Fund of the Investment Management Series. Previously filed as Exhibit (1)(e) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration
No. 033-12470.

(a)(6)

Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account III which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the VIP II Contrafund Portfolio of the Variable Insurance Products Fund II. Previously filed as Exhibit (1)(e) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration
No. 033-12470.

(a)(7)

Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account III which invest in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund. Previously filed as Exhibit (1)(f) on May 1, 1998 with Post-Effective Amendment No. 19 to From S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(a)(8)

Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional subaccounts of Separate Account III which invest in shares of the Alger American Growth Portfolio and the Alger American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series. Previously filed as Exhibit (1)(g) on September 28, 1995 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-09651.

(a)(9)

Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account III investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series. Previously filed as Exhibit (1)(h) on May 1, 1996 with Post-Effective Amendment No. 17 to Form S-6 for Life of Virginia Separate Account III, Registration
No. 033-12470

(a)(10)

Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of VIP III Growth and Income Portfolio and VIP III Growth Opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and Value Equity Fund of GE Investments Funds, Inc. Previously filed as Exhibit (1)(i) on May 1, 1997 with Post-Effective Amendment No. 18 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(a)(11)

Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Capital Appreciation Portfolio of Janus Aspen Series. Previously filed as Exhibit (1)(j) on May 1, 1997 with Post-Effective Amendment No. 18 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(a)(12)

Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Variable Insurance Trust Fund, Inc. and U.S. Equity Fund of GE Investments Funds, Inc. Previously filed as Exhibit (1)(k) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(a)(13)

Resolution of Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series Fund, Inc. Previously filed as Exhibit (1)(l) on April 30, 1999 with Post Effective Amendment No. 21 to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 033-12470.

(a)(14)

Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of GE Premier Growth Equity Fund of GE Investment Funds, Inc. Previously filed as Exhibit (1)(m) on April 30, 1999 with Post Effective Amendment No. 21 to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 033-12470.

(a)(15)

Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Oppenheimer Variable Account Funds and Mid Cap Value Fund of Goldman Sachs Variable Insurance Trust. Previously filed as Exhibit (1)(n) on April 30, 1999 with Post Effective Amendment No. 21 to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 033-12470.

(a)(16)

Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Mid-Cap Value Equity Fund of GE Investments Funds, Inc. Value Equity Fund; authorizing additional Investment Subdivisions investing in shares Global Life Sciences Portfolio and Global Technology Portfolio of the Janus Aspen Series. Previously filed as Exhibit (1)(o) on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4 Registration No. 333-96513.

(a)(17)

Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of AIM Variable Insurance Funds, Inc.; Alliance Variable Products Series Fund, Inc.; Dreyfus; Federated Insurance Series; Fidelity Variable Insurance Products Funds; GE Investments Funds, Inc.; Janus Aspen Series; MFS® Variable Insurance Trust; Oppenheimer Variable Account Funds; PIMCO Variable Insurance Trust; Rydex Variable Trust. Previously filed as Exhibit (1)(p) on May 25, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 333-37856.

(b)	Not Applicable.

(c)(1)

Underwriting Agreement dated December 12, 1997 between The Life Insurance Company of Virginia and Capital Brokerage Corporation. Previously filed as Exhibit 1A(3)(a) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(c)(2)

Broker-Dealer Sales Agreement, dated December 13, 1997. Previously filed as Exhibit 1A(3)(b) on May 1, 1998 with Pre-Effective Amendment No. 19 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(d)	Product Commission Schedule. Previously filed as Exhibit 1(3)(c) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 033-12470.

(e)(1)

Policy Form Single Life, P1097. Previously filed as Exhibit 1(5)(a) on May 1, 1998 with Post-Effective  Amendment No. 19 on Form S-6 for GE Life and Annuity Separate Account III, Registration No. 033-12470.

(e)	Endorsements to the policy:

(e)(3)(A)	Endorsement to Policy. Previously filed as Exhibit (5)(b) on May 1, 1998 with Post-Effective Amendment No. 19 on Form S-6 for GE Life and Annuity Separate III, Registration No. 033-12470.

(e)(3)(B)

Endorsement providing Partial Withdrawals. Previously filed as Exhibit (5)(b)(i) on May 1, 1998 with Post-Effective Amendment No. 19 on Form S-6 for GE Life and Annuity Separate Account III, Registration No. 033-12470.

(e)(3)(C)	Guarantee Account Rider. Previously filed as Exhibit 1A(5)(c) on May 1, 1998 with Post-Effective Amendment No. 19 to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 033-12470.

(f)(1)

Articles of Incorporation of GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(6)(b) on October 27, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(f)(2)

By-Laws of GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(6)(d) on October 2, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(g)	Reinsurance Agreements to be filed by Amendment.

(h)(1)

Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(a) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(2)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(a)(i) on May 1, 1996 with Post-Effective Amendment No. 17 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(h)(3)

Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(a)(ii) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(4)

Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(b) on September 28, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(5)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(b)(i) on May 1, 1996 with Post-Effective Amendment No. 17 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(h)(6)

Amendment to Participation Agreement Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(b)(ii) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(7)

Fund Participation Agreement among The Life Insurance Company of Virginia, Variable Insurance Products Fund III and Fidelity Distributors Corporation. Previously filed as Exhibit 1A(8)(c) on September 28, 1998 with Post-Effective Amendment 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(8)

Amendment to Fund Participation Agreement among The Life Insurance Company of Virginia, Variable Insurance Products III and Fidelity Distributors Corporation. Previously filed as Exhibit 1A(8)(c)(ii) on May 1, 1996 with Post-Effective Amendment No. 17 to Form S-6 for Life of Virginia Separate Account III, Registration No. 033-12470.

(h)(9)

Amendment to Fund Participation Agreement among The Life Insurance Company of Virginia, Variable Insurance Products III and Fidelity Distributors Corporation. Previously filed as Exhibit 1A(8)(c)(iii) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form S-6 for GE Life and Annuity Separate Account 4, Registration No. 333-31172.

(h)(10)

Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(d) on September 28, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(11)

Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(d)(i) on September 28, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(12)

Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(d)(ii) on June 20, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(13)

Fund Participation Agreement between Janus Aspen Series and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(e) on September 28, 1998 with Post-Effective Amendment 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(14)

Amendment to the Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(e)(i) on December 21, 1999 with Initial Filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-96513.

(h)(15)

Fund Participation Agreement between Insurance Management Series, Federated Securities Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(f) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(16)

Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(f)(i) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(17)

Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(g) on September 28, 1995 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(18)

Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(g)(i) on April 30, 1999 with Post Effective Amendment No. 21 to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 333-12470.

(h)(19)

Fund Participation Agreement between PBHG Insurance Series Fund, Inc., and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(i) on May 1, 1997 with Post-Effective Amendment No. 18 to Form S-6 for Life of Virginia Separate Account III, Registration No.
033-12470.

(h)(20)

Fund Participation Agreement between Goldman Sachs Variable Insurance Trust Fund and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(j) on September 28, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(21)

Fund Participation Agreement between Salomon Brothers Variable Series Fund and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(k) on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration No. 333-62695.

(h)(22)

Fund Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(l) on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration No. 333-62695.

(h)(23)

Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(l)(i) on April 30, 1999 with Post Effective Amendment No. 21 to Form S-6 for GE Life & Annuity Separate Account III, Registration No. 033-12470.

(h)(24)

Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(l)(ii) on December 21, 1999 with Initial Filing to Form S-6 for GE Life & Annuity Separate Account 4, Registration No. 333-96513.

(h)(25)

Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(m) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(26)

Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(n) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(27)

Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(o) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(28)

Participation Agreement between MFS® Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(p) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(29)

Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(q) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(30)

Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(r) on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(i)	Administrative Agreement. Previously filed as Exhibit 1A(9) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel. Filed Herewith.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)	Not Applicable.

(q)

Memorandum describing GE Life and Annuity Issuance, Transfer, Redemption and Exchange Procedures for the Policies. Previously filed as Exhibit 1A(11) on May 1, 1996 with Post-Effective Amendment 17 to Form S-6 for GE Life and Annuity Separate Account III, Registration No. 033-12470.

(r)	Power of Attorney dated January 14, 2003. Previously filed as Exhibit (r) on February 26, 2003 on Form N-6 for GE Life & Annuity Separate Account III, Registration No. 033-09651.

Item 28.    Directors and Officers of the Depositor

EXECUTIVE OFFICERS AND DIRECTORS OF GE LIFE AND ANNUITY ASSURANCE COMPANY

We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors. Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company’s shareholders. The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

Name	Positions and Offices with the Company for Last Five Years
Pamela S. Schutz

Director and President, GE Life and Annuity Life Assurance Company since May 1998; Chief Executive Officer, GE Life and Annuity Assurance Company since June 2000; President, The Harvest Life Insurance Company May 1997-November 1998; President, GE Capital Commercial Real Estate (an affiliate) May 1994-November 1998.

Paul A. Haley

Director, Senior Vice President and Chief Actuary, GE Life and Annuity Assurance Company since January 2, 2002; Vice President Product Development, GE Life and Annuity Assurance Company from October 1999-December 2001; Vice President and Chief Actuary, Colonial Life & Accident Insurance Company, August 1997-July 1999.

Leon E. Roday(2)

Director, GE Life and Annuity Assurance Company since June 1999; Senior Vice President, GE Life and Annuity Assurance Company since May 1998; Director, Senior Vice President, General Counsel and Secretary, GE Financial Assurance Holdings, Inc. (an affiliate) since 1996.

Elliot A. Rosenthal	Director, GE Life and Annuity Assurance Company since June 2000; Senior Vice President of GE Life and Annuity Assurance Company since 1996.

Geoffrey S. Stiff

Director, GE Life and Annuity Assurance Company since May 1996; Senior Vice President, GE Life and Annuity Assurance Company since March 1999; Vice President, GE Life and Annuity Assurance Company May 1996-March 1999.

Thomas M. Stinson(1)

Director, GE Life and Annuity Assurance Company since April 2000; Senior Vice President of GE Life and Annuity Assurance Company since November 1998; General Manager of Home Depot Credit Services Account, GE Card Services (an affiliate) 1993-1998.

Thomas E. Duffy

Senior Vice President, General Counsel and Secretary, GE Life and Annuity since August 2002; Vice President and Assistant Secretary of GE Life and Annuity since May 2000; Vice President and General Counsel, World Access.

Kelly L. Groh

Senior Vice President and Chief Financial Officer of GE Life and Annuity Assurance Company since January, 2002; Vice President and Controller of GE Life and Annuity Assurance Company July 2000-June 2002; Vice President, Controller and Sr. Financial Analyst, Financial Service of GE Life and Annuity Assurance Company March 1996-July 2000.

John E. Karaffa

Vice President and Controller of GE Life and Annuity Assurance since January 2003; Controller of GE Financial Insurance, August 2001-December 2002; Controller and Chief Financial Officer of Artificial Life Deutschland AG, June 2000-July 2001; Manager of Pricewaterhouse Coopers, September 1991-May 2000.

Gary T. Prizzia(2)	Treasurer, GE Life and Annuity Assurance Company since January 2000; Treasurer/Risk Manager, Budapest Bank, October 1996-January 2000.

(1)	The principal business address is GE Financial Assurance, 1650 Los Gamos Drive, San Rafael, CA 94903.
(2)	The principal business address is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

Item 29.    Persons Controlled by or Under Common Control with the Depositor or the Registrant

Item 30.    Indemnification

Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

(a)  The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

(b)  The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c)  Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

(d)  Expenses (including attorneys’ fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

(e)  The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

(f)  Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall ensure to the benefit of the heirs, executors and administrators of such person.

(g)  The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

* * * * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Principal Underwriters

(a)  Other Activity

Capital Brokerage Corporation is the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4., 5. and 6

(b)  Management

EXECUTIVE OFFICERS AND DIRECTORS OF CAPITAL BROKERAGE CORPORATION

Name	Positions and Offices with the Company for Last Five Years
Robert T. Methven(1)

President and Chief Executive Officer, Capital Brokerage Corporation since April 2003; Senior Vice President, Capital Brokerage Corporation from March 2002-April 2003. Mr. Methven has been employed with GE Financial Assurance Holdings, Inc. in various senior managerial roles since 1997.

Victor C. Moses(2)

Director, Capital Brokerage Corporation since April 1994, and Senior Vice President since April 1992. Mr. Moses holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 1983.

Geoffrey S. Stiff(5)

Director, Capital Brokerage Corporation since April 1994, and Senior Vice President since April 1997. Mr. Stiff holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 1993.

Name	Positions and Offices with the Company for Last Five Years

Ward E. Bobitz(3)

Vice President, Capital Brokerage Corporation since April 1999, and Assistant Secretary since April 1997. Mr. Bobitz holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 1997.

William E. Daner(5)

Vice President, Secretary and Counsel, Capital Brokerage Corporation since September 1999; Vice President and Associate General Counsel and Assistant Secretary for GE Life and Annuity Assurance Company since December 2000; Second Vice President and Counsel for The Life Insurance Company of Virginia October 1998-December 1998.

Gary T. Prizzia(3)

Treasurer, Capital Brokerage Corporation since January 2000. Mr. Prizzia holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 2000. Treasurer/Risk Manager, Budapest Bank from October 1996-January 2000.

Edward J. Wiles, Jr.(1)

Senior Vice President, Capital Brokerage Corporation since March 2002, and Chief Compliance Officer since December 2001; Vice President and Counsel, Capital Brokerage Corporation from January 1989-September 1999 and Secretary from May 1993-September 1999. Mr. Wiles holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 1989.

Kelly L. Groh(5)

Chief Financial Officer, Capital Brokerage Corporation since February 2002; Controller, Capital Brokerage Corporation from January 2001-March 2002. Ms. Groh has been employed with GE Financial Assurance Holdings, Inc. in various senior managerial roles since 1996.

Richard P. McKenney(3)

Senior Vice President, Capital Brokerage Corporation since October 2002. Mr. McKenney holds the title of Chief Financial Officer or similar position in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 2002. He has been employed with GE Financial Assurance Holdings, Inc. in various senior managerial roles since 1996.

Susan M. Mann(5)

Controller, Capital Brokerage Corporation since March 2002. Vice President and Controller, GE Life and Annuity Assurance Company since April 2001; Director, Warren-Whitney and Sherwood January 2001-April 2001; Vice President and Controller, AMF Bowling, Inc. July 1998-December 2000; Chief Financial Officer, World Access, Inc. April 1991-July 1998.

(1)  The principal business address is 201 Merritt 7, Norwalk, CT 06856.

(2)  The principal business address is 601 Union Street, Suite 1300, Seattle, WA 98101.

(3)  The principal business address is 6620 West Broad Street, Richmond, VA 23230.

(4)  The principal business address is 6604 West Broad Street, Richmond, VA 23230.

(5)  The principal business address is 6610 West Broad Street, Richmond, VA 23230.

(6)  The principal business address is 200 North Martingale Road, 7th Floor, Schaumburg, IL 60173.

(c)  Compensation from the Registrant

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
Capital Brokerage Corporation	N/A	N/A	90%	N/A

Item 32.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at its Home Office, located at 6610 W. Broad Street, Richmond, Virginia 23230.

Item 33.    Management Services

Not Applicable

Item 34.    Fee Representation

GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 25th day of April, 2003.

GE Life & Annuity Separate Account III
Registrant

By:	/s/ HEATHER C. HARKER
Heather C. Harker
Vice President, Associate General Counsel and Assistant Secretary

By:	GE Life and Annuity Assurance Company
(Depositor)

By:	/s/ HEATHER C. HARKER
Heather C. Harker
Vice President, Associate General Counsel and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Pamela S. Schutz	Director, President and Chief Executive Officer	April 25, 2003

* Paul A. Haley	Director, Senior Vice President and Chief Actuary	April 25, 2003

* Leon E. Roday	Director and Senior Vice President	April 25, 2003

* Elliot A. Rosenthal	Director and Senior Vice President	April 25, 2003

* Geoffrey S. Stiff	Director and Senior Vice President	April 25, 2003

* Thomas M. Stinson	Director, Senior Vice President	April 25, 2003

* Kelly L. Groh	Senior Vice President and Chief Financial Officer	April 25, 2003

Signature	Title	Date

* John E. Karaffa	Vice President and Controller	April 25, 2003

/s/ HEATHER C. HARKER Heather C. Harker	Vice President, Associate General Counsel and Assistant Secretary	April 25, 2003

*By: /s/ HEATHER C. HARKER Heather C. Harker	, pursuant to Power of Attorney executed on January 14, 2003.	April 25, 2003